UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-07762

First Eagle Funds
(Exact name of registrant as specified in charter)

1345 Avenue of the Americas New York, New York		10105
(Address of principal executive offices)		(Zip code)

Robert Bruno First Eagle Funds 1345 Avenue of the Americas New York, New York 10105
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(212) 632-2700

Date of fiscal year end:	October 31

Date of reporting period:	January 31, 2012

Item 1. Schedule of Investments. — The schedule of investments for the three-month period ended January 31, 2012, is filed herewith.

FIRST EAGLE

Global Fund

Schedule of Investments • Period Ended January 31, 2012 (unaudited)

SHARES	DESCRIPTION	COST	VALUE

Common Stocks — 76.41%

U.S. Common Stocks — 34.97%

Consumer Discretionary 2.85%
17,414,912	Comcast Corporation, Class ‘A’	$296,976,000	$443,906,107
6,208,490	Omnicom Group, Inc.	186,093,077	283,169,229
4,672,950	Home Depot, Inc.	114,228,409	207,432,250
2,485	JG Boswell Company (a)	573,840	1,776,775
184,753	St. John Knits International, Inc. (a)(b)	3,174,837	1,016,142
		601,046,163	937,300,503
Consumer Staples 3.04%
16,020,971	Sysco Corporation	451,844,111	482,391,437
1,837,950	Lorillard, Inc.	135,716,878	197,377,450
2,132,090	Colgate-Palmolive Company	164,260,763	193,423,205
2,051,045	Wal-Mart Stores, Inc.	101,774,692	125,852,121
		853,596,444	999,044,213
Energy 2.00%
5,684,663	ConocoPhillips	292,995,737	387,750,863
1,442,501	Apache Corporation	90,693,920	142,634,499
3,908,035	San Juan Basin Royalty Trust (c)	138,744,050	75,815,879
806,395	Helmerich & Payne, Inc.	17,026,317	49,762,636
		539,460,024	655,963,877
Financials 9.25%
7,529,993	American Express Company	317,870,387	377,553,849
16,695,607	Bank of New York Mellon Corporation	420,857,559	336,082,569
2,714	Berkshire Hathaway, Inc., Class ‘A’ (b)	218,995,900	320,048,450
9,542,046	Cincinnati Financial Corporation (c)	244,508,555	311,834,063
13,816,985	Weyerhaeuser Company REIT	243,497,569	276,616,040
9,693,682	BB&T Corporation	245,863,323	263,571,213
2,231,837	Visa, Inc., Class ‘A’	164,736,476	224,612,076
5,719,208	Plum Creek Timber Company, Inc., REIT	212,342,604	221,790,886
7,819,459	U.S. Bancorp	192,949,644	220,665,133
567,206	Mastercard, Inc., Class ‘A’	115,777,628	201,681,437
4,386,051	WR Berkley Corporation	117,583,057	150,309,968
2,858,553	Rayonier, Inc., REIT	27,837,041	130,721,629
34,924	Mills Music Trust (a)(c)	1,055,337	1,318,381
		2,523,875,080	3,036,805,694
Health Care 0.72%
2,594,970	WellPoint, Inc.	122,915,513	166,908,470

See Notes to Schedule of Investments.

FIRST EAGLE FUNDS • QUARTERLY NQ REPORT • January 31, 2012

SHARES	DESCRIPTION	COST	VALUE

U.S. Common Stocks — 34.97% — (continued)

Health Care 0.72% — (continued)
1,059,980	Johnson & Johnson	$59,610,843	$69,863,282
		182,526,356	236,771,752
Industrials 5.22%
13,051,511	Cintas Corporation (c)	438,387,413	483,558,482
4,069,880	3M Company	315,646,157	352,899,295
3,069,252	Lockheed Martin Corporation	217,057,860	252,660,824
3,739,616	Northrop Grumman Corporation	224,083,655	217,084,709
3,337,753	Alliant Techsystems, Inc. (c)	300,315,627	198,295,906
7,389,964	Blount International, Inc. (b)(c)	88,752,524	121,343,209
1,381,358	Unifirst Corporation	30,865,195	83,406,396
149,923	Huntington Ingalls Industries, Inc. (b)	5,649,077	5,649,099
		1,620,757,508	1,714,897,920
Information Technology 7.10%
31,413,268	Cisco Systems, Inc.	527,420,636	616,642,451
17,364,486	Microsoft Corporation	428,582,776	512,773,272
12,418,960	Intel Corporation	210,916,626	328,108,923
8,019,789	Linear Technology Corporation	227,165,656	267,219,369
6,036,580	Texas Instruments, Inc.	154,258,826	195,464,460
2,365,411	Automatic Data Processing, Inc.	85,148,200	129,577,215
2,222,552	KLA-Tencor Corporation (d)	63,118,403	113,639,084
166,427	Google, Inc., Class ‘A’ (b)	79,879,690	96,545,967
2,471,650	Oracle Corporation	69,817,342	69,700,530
		1,846,308,155	2,329,671,271
Materials 2.53%
3,170,962	Ashland, Inc.	164,743,808	199,960,864
4,387,079	Vulcan Materials Company	223,679,544	192,417,285
1,752,640	Martin Marietta Materials, Inc.	155,134,876	144,610,326
1,780,037	Newmont Mining Corporation	45,037,176	109,436,675
2,094,594	Scotts Miracle-Gro Company, Class ‘A’	90,280,740	99,199,972
1,258,500	Deltic Timber Corporation (c)	62,903,243	85,729,020
		741,779,387	831,354,142
Utilities 2.26%
9,696,381	FirstEnergy Corporation	353,449,107	409,381,206
2,491,660	Entergy Corporation	164,249,120	172,871,371
3,760,485	IDACorp, Inc. (c)	124,066,738	158,504,442
		641,764,965	740,757,019
Total U.S. Common Stocks		9,551,114,082	11,482,566,391

International Common Stocks — 41.44%

Australia 1.08%
9,905,328	Newcrest Mining Limited	321,503,196	354,348,692

Austria 0.38%
3,857,199	OMV AG	157,989,372	126,434,200

See Notes to Schedule of Investments.

FIRST EAGLE FUNDS • QUARTERLY NQ REPORT • January 31, 2012

SHARES	DESCRIPTION	COST	VALUE

International Common Stocks — 41.44% — (continued)

Belgium 0.62%
2,788,865	Groupe Bruxelles Lambert SA	$234,732,253	$202,051,495

Brazil 0.48%
5,627,216	Petroleo Brasileiro SA, ADR	113,899,508	157,168,143

Canada 1.14%
9,423,645	Penn West Petroleum Limited	175,578,987	205,058,515
4,207,036	Cenovus Energy, Inc.	112,423,564	153,304,392
2,927,036	Postmedia Network Canada Corporation (a)(b)(e)	18,719,012	17,358,581
		306,721,563	375,721,488
France 5.32%
4,179,227	Sanofi	323,385,924	308,630,300
3,736,582	Sodexo	100,240,083	277,260,921
6,854,993	Bouygues SA	282,724,151	212,954,520
2,923,549	Total SA	160,184,051	154,479,303
2,044,437	Neopost SA (c)	184,799,958	144,375,102
63,019	Sucrière de Pithiviers-Le-Vieil (c)	35,947,627	138,917,192
11,803,362	Société Télévision Francaise 1 (c)	184,371,882	129,815,495
956,044	Guyenne et Gascogne SA (c)	108,257,344	102,096,785
3,733,423	Carrefour SA	230,370,943	85,197,616
806,452	Société BIC SA	38,193,195	71,841,927
921,669	Wendel SA	19,716,342	68,594,355
157,260	Robertet SA (c)	20,623,058	24,884,473
42,252	Robertet SA CI (a)(f)(g)	800,508	4,696,681
385,000	Sabeton SA (c)	4,841,233	6,776,893
104,457	Gaumont SA	6,087,824	5,860,297
12,000,000	FINEL (a)(b)(c)(f)(h)(i)	—	5,649,481
69,500	NSC Groupe (a)(b)(c)	12,298,421	4,359,019
		1,712,842,544	1,746,390,360
Germany 2.11%
7,345,731	HeidelbergCement AG	415,128,999	360,959,787
4,106,813	Daimler AG	192,484,558	226,884,619
693,440	Fraport AG	20,976,007	41,515,425
382,160	Pfeiffer Vacuum Technology AG	30,965,774	39,301,900
773,684	Hornbach Baumarkt AG	21,504,161	23,776,958
		681,059,499	692,438,689
Hong Kong 0.41%
12,693,580	Guoco Group Limited	115,086,260	131,755,090
20,738,780	City e-Solutions Limited (a)(b)(c)	936,898	1,791,618
		116,023,158	133,546,708
Ireland 0.23%
3,763,310	CRH PLC	62,926,191	74,652,026

Israel 0.14%
4,383,390	Israel Chemicals Limited	45,889,890	45,860,171

See Notes to Schedule of Investments.

FIRST EAGLE FUNDS • QUARTERLY NQ REPORT • January 31, 2012

SHARES	DESCRIPTION	COST	VALUE

International Common Stocks — 41.44% — (continued)

Italy 0.42%
18,139,395	Italcementi S.p.A. RSP	$249,186,230	$53,136,828
4,682,069	Italcementi S.p.A.	86,201,872	35,023,428
1,734,972	Italmobiliare S.p.A. RSP	121,356,934	25,230,280
1,021,137	Italmobiliare S.p.A.	107,360,738	24,971,834
		564,105,774	138,362,370
Japan 17.39%
3,248,400	Fanuc Corporation	285,730,293	545,731,200
11,590,430	Secom Company Limited	528,330,685	541,900,104
2,693,956	SMC Corporation	294,992,485	467,423,448
1,571,990	Keyence Corporation	313,389,646	391,502,821
7,609,390	Shimano, Inc. (c)	189,904,791	375,729,224
8,977,860	Astellas Pharma, Inc.	362,418,345	368,533,794
14,917,300	NKSJ Holdings, Inc.	402,645,728	324,365,684
12,811,860	MISUMI Group, Inc. (c)	221,342,849	298,579,347
5,211,900	Ono Pharmaceutical Company Limited	237,044,526	293,916,984
13,446,300	MS&AD Insurance Group Holdings	335,427,168	275,627,107
41,606	KDDI Corporation	266,560,249	263,550,138
2,318,500	Hirose Electric Company Limited (c)	246,194,572	222,576,000
4,896,260	Canon, Inc.	232,564,293	211,261,579
12,493,780	Mitsubishi Estate Company Limited	189,561,430	199,408,921
7,347,040	Hoya Corporation	158,594,989	155,709,071
3,901,770	Nissin Foods Holdings Company Limited	138,227,494	148,599,870
6,109,710	THK Company Limited	106,814,295	131,248,590
71,439	NTT DoCoMo, Inc.	108,868,051	126,856,926
3,526,280	Chofu Seisakusho Company Limited (c)	64,322,537	89,995,290
5,147,000	T. Hasegawa Company Limited (c)	79,849,658	81,676,984
1,569,860	Shin-Etsu Chemical Company Limited	73,766,639	81,529,778
2,719,100	Meitec Corporation (c)	79,203,905	54,346,340
1,725,100	Ariake Japan Company Limited (c)	29,754,119	33,597,029
2,002,100	Seikagaku Corporation	21,143,745	22,633,576
231,740	Aderans Company Limited (b)	5,260,612	2,789,998
		4,971,913,104	5,709,089,803
Malaysia 0.54%
134,626,930	Genting Malaysia Berhad	116,786,948	178,794,476

Mexico 2.61%
8,038,548	Industrias Peñoles S.A.B. de C.V.	10,663,327	384,067,933
15,044,166	Grupo Televisa S.A.B., ADR	289,394,928	296,670,954
6,399,253	Fresnillo PLC	43,883,996	175,034,989
		343,942,251	855,773,876
Netherlands 0.36%
12,052,607	TNT Express NV	141,073,113	100,843,995
4,391,426	PostNL NV	48,440,574	17,630,668
		189,513,687	118,474,663

See Notes to Schedule of Investments.

FIRST EAGLE FUNDS • QUARTERLY NQ REPORT • January 31, 2012

SHARES	DESCRIPTION	COST	VALUE

International Common Stocks — 41.44% — (continued)

Singapore 0.22%
10,153,710	Fraser and Neave Limited	$8,655,703	$54,854,351
13,467,250	ComfortDelgro Corporation Limited	3,279,184	15,911,896
		11,934,887	70,766,247
South Africa 1.34%
20,830,304	Gold Fields Limited, ADR	231,208,540	342,241,895
8,092,307	Harmony Gold Mining Company Limited, ADR	69,852,451	97,593,222
		301,060,991	439,835,117
South Korea 1.07%
3,476,566	KT&G Corporation	187,647,559	243,252,849
51,900	Lotte Confectionery Company Limited (b)	21,157,499	78,541,861
39,989	Namyang Dairy Products Company Limited (b)(c)	7,325,466	30,578,672
		216,130,524	352,373,382
Spain 0.46%
3,295,234	Red Electrica Corporation SA	165,292,750	151,538,050

Sweden 0.42%
5,939,940	Investor AB, Class ‘A’	116,378,542	116,720,185
1,126,310	Investor AB, Class ‘B’	22,607,564	22,794,202
		138,986,106	139,514,387
Switzerland 2.15%
5,091,560	Nestlé SA	146,056,200	291,633,411
3,783,070	Pargesa Holding SA	237,781,696	265,157,900
33,300	Lindt & Spruengli AG PC	44,747,994	96,181,117
103	Lindt & Spruengli AG	766,092	3,522,993
388,803	Kuehne & Nagel International AG	7,503,142	48,845,765
		436,855,124	705,341,186
Thailand 0.48%
30,251,300	Bangkok Bank PCL NVDR	98,647,613	150,156,008
577,000	OHTL PCL (a)	2,636,472	8,620,016
		101,284,085	158,776,024
United Kingdom 2.07%
9,342,277	Berkeley Group Holdings PLC (b)(c)	114,104,302	186,498,450
7,387,420	GlaxoSmithKline PLC	140,774,624	164,118,589
3,387,940	Willis Group Holdings PLC	87,537,760	131,689,228
3,052,693	Anglo American PLC	74,109,213	126,209,728
15,979,231	WM Morrison Supermarkets PLC	74,308,943	72,005,850
		490,834,842	680,521,845
Total International Common Stocks		11,802,228,247	13,607,773,398
Total Common Stocks		21,353,342,329	25,090,339,789

International Preferred Stocks — 0.96%

Germany 0.36%
1,754,484	Hornbach Holding AG	63,837,360	118,392,428

See Notes to Schedule of Investments.

FIRST EAGLE FUNDS • QUARTERLY NQ REPORT • January 31, 2012

SHARES	DESCRIPTION	COST	VALUE

International Preferred Stocks — 0.96% — (continued)

South Korea 0.60%
335,887	Samsung Electronics Company Limited	$49,452,241	$197,343,143
Total International Preferred Stocks		113,289,601	315,735,571

Warrant — 0.18%

United States — 0.18%
5,806,899	JPMorgan Chase & Co. Warrant expire 10/28/18 (b)	75,108,859	58,649,680

OUNCES

Commodity — 5.57%
1,051,086	Gold bullion (b)	586,146,006	1,830,076,592

PRINCIPAL

Notes and Bonds — 2.48%

U.S. Corporate Bonds — 0.16%
$5,467,000	Bausch & Lomb, Inc. 7.125% due 08/01/28 (a)	4,755,435	4,318,930
5,000,000	Pulte Group, Inc. 5.20% due 02/15/15	4,548,576	5,050,000
6,379,000	Vulcan Materials Company 6.50% due 12/01/16	5,893,736	6,729,845
12,554,000	Yankee Candle Company, Inc. Series ‘B’ 8.50% due 02/15/15	12,500,634	12,883,543
22,554,000	Yankee Candle Company, Inc. Series ‘B’ 9.75% due 02/15/17	21,992,307	22,723,155
Total U.S. Corporate Bonds		49,690,688	51,705,473

International Notes and Bonds — 2.32%

International Corporate Notes and Bonds — 0.28%

Canada 0.05%
28,460,000 USD	Catalyst Paper Corporation 11.00% due 12/15/16 (a)(j)(k)	25,195,014	16,933,700

France 0.19%
15,000,000 EUR	Emin Leydier SA FRN 6.547% due 07/31/16 (a)(f)(h)	21,410,094	19,616,254
12,000,000 EUR	FINEL 9.50% due 06/30/17 (a)(f)(h)	14,474,400	11,769,752
12,050,000 EUR	Wendel SA 4.375% due 08/09/17	11,649,684	14,359,833
10,000,000 EUR	Wendel SA 4.875% due 09/21/15 (l)	10,985,365	12,881,340
3,500,000 EUR	Wendel SA 4.875% due 05/26/16	2,890,096	4,394,041
		61,409,639	63,021,220
Norway 0.04%
3,500,000 USD	Den Norske Creditbank FRN 0.713% due 02/29/12 (a)(m)	2,610,000	1,942,500
3,170,000 USD	Den Norske Creditbank FRN 0.813% due 02/29/12 (a)(m)	2,059,625	1,735,575
5,500,000 USD	Den Norske Bank ASA FRN 0.688% due 02/18/12 (a)(m)	3,888,750	3,052,500

See Notes to Schedule of Investments.

FIRST EAGLE FUNDS • QUARTERLY NQ REPORT • January 31, 2012

PRINCIPAL	DESCRIPTION	COST	VALUE

International Corporate Notes and Bonds 0.28% — (continued)

Norway 0.04% — (continued)
10,000,000 USD	Nordea Bank Norge ASA FRN 0.938% due 05/18/12 (a)(m)	$6,826,750	$5,600,000
		15,385,125	12,330,575
Total International Corporate Notes and Bonds		101,989,778	92,285,495

International Government Bonds — 2.04%

Hong Kong 0.68%
371,900,000 HKD	Hong Kong Government Bond 0.48% due 09/03/12	48,002,322	48,045,305
732,250,000 HKD	Hong Kong Government Bond 2.66% due 12/17/12	96,431,472	96,466,412
586,700,000 HKD	Hong Kong Government Bond 4.20% due 09/17/12	77,551,925	77,556,769
		221,985,719	222,068,486
Singapore 0.46%
45,343,000 SGD	Singapore Government Bond 2.50% due 10/01/12	37,459,288	36,606,955
141,626,000 SGD	Singapore Government Bond 3.50% due 07/01/12	116,929,398	114,174,433
		154,388,686	150,781,388
South Korea 0.07%
25,061,610,000 KRW	Inflation Linked Korea Treasury Bond 2.75% due 03/10/17 (n)	23,867,332	24,308,501

Taiwan 0.37%
1,767,500,000 TWD	Taiwan Government Bond 2.00% due 07/20/12	54,499,387	60,156,411
1,826,000,000 TWD	Taiwan Government Bond 2.375% due 01/16/13	59,328,812	62,680,231
		113,828,199	122,836,642
United Kingdom 0.46%
47,370,000 GBP	United Kingdom Gilt 5.00% due 03/07/12	76,098,987	74,963,210
46,790,000 GBP	United Kingdom Gilt 5.25% due 06/07/12	76,052,253	74,978,388
		152,151,240	149,941,598
Total International Government Bonds		666,221,176	669,936,615
Total International Notes and Bonds		768,210,954	762,222,110
Total Notes and Bonds		817,901,642	813,927,583

Commercial Paper — 13.97%

International Commercial Paper — 6.14%

Belgium 0.46%
29,994,000 USD	Anheuser Busch InBev WorldWide, Inc. 0.32% due 03/05/12	29,985,202	29,985,202

See Notes to Schedule of Investments.

FIRST EAGLE  FUNDS • QUARTERLY NQ REPORT • January 31, 2012

PRINCIPAL	DESCRIPTION	COST	VALUE

International Commercial Paper — 6.14% — (continued)

Belgium 0.46% — (continued)
32,065,000 USD	Anheuser Busch InBev WorldWide, Inc. 0.33% due 03/21/12	$32,050,597	$32,050,597
40,000,000 USD	Anheuser Busch InBev WorldWide, Inc. 0.33% due 04/11/12	39,974,333	39,958,348
24,386,000 USD	Anheuser Busch InBev WorldWide, Inc. 0.36% due 03/09/12	24,377,228	24,377,228
25,000,000 USD	Anheuser Busch InBev WorldWide, Inc. 0.36% due 05/01/12	24,978,125	24,961,388

France 0.21%
70,000,000 USD	Sanofi 0.11% due 03/15/12	69,990,803	69,990,803

Germany 0.33%
23,607,000 USD	BASF AG 0.07% due 03/23/12	23,604,659	23,604,659
39,000,000 USD	Volkswagen AG 0.45% due 04/04/12	38,969,970	38,965,539
12,089,000 USD	Volkswagen AG 0.48% due 04/11/12	12,077,952	12,076,412
8,491,000 USD	Volkswagen AG 0.51% due 03/13/12	8,486,165	8,486,165
25,000,000 USD	Volkswagen AG 0.51% due 03/16/12	24,984,722	24,984,722

Italy 0.02%
6,050,000 USD	Eni S.p.A 0.20% due 02/01/12	6,050,000	6,050,000

Japan 1.94%
18,719,000 USD	Honda Corporation 0.11% due 04/23/12	18,714,310	18,698,284
32,251,000 USD	Honda Corporation 0.13% due 02/10/12	32,249,952	32,249,952
35,000,000 USD	Honda Corporation 0.14% due 03/16/12	34,994,011	34,994,011
35,000,000 USD	Honda Corporation 0.14% due 04/27/12	34,988,294	34,957,961
13,670,000 USD	Honda Corporation 0.15% due 02/23/12	13,668,747	13,668,747
40,000,000 USD	Mitsubishi Company 0.23% due 02/15/12	39,996,422	39,996,422
25,998,000 USD	Mitsubishi Company 0.28% due 04/09/12	25,984,250	25,977,121
22,432,000 USD	Mitsubishi Company 0.37% due 05/14/12	22,408,895	22,397,719
20,000,000 USD	Mitsui & Company, Limited 0.18% due 03/27/12	19,994,500	19,994,500

See Notes to Schedule of Investments.

FIRST EAGLE  FUNDS • QUARTERLY NQ REPORT • January 31, 2012

PRINCIPAL	DESCRIPTION	COST	VALUE

International Commercial Paper — 6.14% — (continued)

Japan 1.94% — (continued)
29,034,000 USD	Mitsui & Company, Limited 0.22% due 02/22/12	$29,030,274	$29,030,274
20,000,000 USD	Mitsui & Company, Limited 0.22% due 05/04/12	19,988,633	19,988,511
45,000,000 USD	Panasonic Corporation 0.17% due 02/21/12	44,995,750	44,995,750
16,000,000 USD	Panasonic Corporation 0.21% due 03/06/12	15,996,827	15,996,827
30,000,000 USD	Panasonic Corporation 0.26% due 04/09/12	29,985,266	29,975,907
50,980,000 USD	Panasonic Corporation 0.26% due 04/16/12	50,952,386	50,931,676
30,000,000 USD	Panasonic Corporation 0.27% due 04/16/12	29,983,125	29,971,563
45,000,000 USD	Panasonic Corporation 0.27% due 04/17/12	44,974,350	44,956,300
22,175,000 USD	Panasonic Corporation 0.27% due 04/27/12	22,160,697	22,148,366
40,000,000 USD	Panasonic Corporation 0.29% due 05/10/12	39,968,100	39,941,888
40,000,000 USD	Panasonic Corporation 0.31% due 05/15/12	39,964,178	39,938,168
4,941,000 USD	Toyota Motor Corporation 0.30% due 02/08/12	4,940,712	4,940,712
20,500,000 USD	Toyota Motor Corporation 0.33% due 02/02/12	20,499,812	20,499,812

Switzerland 1.19%
10,000,000 USD	Nestlé SA 0.02% due 02/21/12	9,999,889	9,999,889
3,422,000 USD	Nestlé SA 0.04% due 02/06/12	3,421,981	3,421,981
90,000,000 USD	Nestlé SA 0.05% due 04/25/12	89,989,500	89,980,452
45,000,000 USD	Nestlé SA 0.07% due 02/27/12	44,997,725	44,997,725
30,000,000 USD	Nestlé SA 0.08% due 05/03/12	29,993,867	29,992,017
30,000,000 USD	Nestlé SA 0.09% due 03/30/12	29,995,650	29,995,650
14,500,000 USD	Nestlé SA 0.10% due 05/29/12	14,495,247	14,493,817
27,945,000 USD	Nestlé SA 0.13% due 05/29/12	27,933,092	27,933,084
36,812,000 USD	Nestlé SA 0.13% due 06/11/12	36,794,586	36,792,832
53,888,000 USD	Nestlé SA 0.13% due 06/12/12	53,862,314	53,859,531

See Notes to Schedule of Investments.

FIRST EAGLE  FUNDS • QUARTERLY NQ REPORT • January 31, 2012

PRINCIPAL	DESCRIPTION	COST	VALUE

International Commercial Paper — 6.14% — (continued)

Switzerland 1.19% — (continued)
50,000,000 USD	Nestlé SA 0.15% due 06/05/12	$49,973,958	$49,976,200

United Kingdom 1.99%
46,047,000 USD	BP PLC 0.15% due 02/02/12	46,046,808	46,046,808
27,115,000 USD	BP PLC 0.18% due 03/01/12	27,111,068	27,111,068
34,913,000 USD	BP PLC 0.20% due 03/26/12	34,902,526	34,902,526
30,000,000 USD	BP PLC 0.20% due 04/03/12	29,989,667	29,995,539
47,381,000 USD	BP PLC 0.23% due 02/08/12	47,378,881	47,378,881
40,000,000 USD	BP PLC 0.23% due 02/23/12	39,994,378	39,994,378
20,000,000 USD	BP PLC 0.23% due 05/08/12	19,987,606	19,992,486
31,161,000 USD	BP PLC 0.25% due 05/14/12	31,138,711	31,148,037
64,000,000 USD	BP PLC 0.31% due 05/14/12	63,943,235	63,973,376
1,116,000 USD	BP PLC 0.33% due 03/26/12	1,115,447	1,115,447
11,376,000 USD	Diageo Capital PLC 0.53% due 04/23/12	11,362,526	11,360,788
12,496,000 USD	Diageo Capital PLC 0.54% due 02/09/12	12,494,528	12,494,528
67,562,000 USD	Diageo Capital PLC 0.54% due 04/30/12	67,473,475	67,458,968
20,000,000 USD	Diageo Capital PLC 0.56% due 02/14/12	19,996,028	19,996,028
35,000,000 USD	Diageo Capital PLC 0.56% due 02/23/12	34,988,236	34,988,236
30,000,000 USD	Diageo Capital PLC 0.56% due 02/24/12	29,989,458	29,989,458
20,000,000 USD	Diageo Capital PLC 0.61% due 02/23/12	19,992,667	19,992,667
79,239,000 USD	Diageo Capital PLC 0.66% due 03/08/12	79,187,495	79,187,495
25,000,000 USD	Diageo Capital PLC 0.69% due 03/14/12	24,980,167	24,980,167
10,015,000 USD	Reckitt Benckiser Group PLC 0.30% due 05/01/12	10,007,489	10,002,064
Total International Commercial Paper		2,015,507,452	2,015,293,657

U.S. Commercial Paper — 7.83%
$28,000,000	Allianz Corporation 0.41% due 02/14/12	27,995,956	27,995,956
30,950,000	Allianz Corporation 0.46% due 02/13/12	30,945,357	30,945,357

See Notes to Schedule of Investments.

FIRST EAGLE  FUNDS • QUARTERLY NQ REPORT • January 31, 2012

PRINCIPAL	DESCRIPTION	COST	VALUE

U.S. Commercial Paper — 7.83% — (continued)
$15,594,000	Avery Dennison Corporation 0.30% due 02/01/12	$15,594,000	$15,594,000
28,330,000	Campbell Soup Company 0.10% due 02/13/12	28,329,056	28,329,056
35,500,000	Campbell Soup Company 0.10% due 03/19/12	35,495,365	35,495,365
34,813,000	Campbell Soup Company 0.14% due 04/23/12	34,801,899	34,803,527
20,507,000	Campbell Soup Company 0.15% due 04/02/12	20,501,788	20,504,070
29,919,000	Caterpillar Corporation 0.06% due 03/26/12	29,916,307	29,916,307
48,000,000	Coca-Cola Company 0.09% due 03/21/12	47,994,120	47,994,120
15,277,000	Coca-Cola Company 0.11% due 04/30/12	15,272,846	15,272,035
20,000,000	Coca-Cola Company 0.12% due 05/04/12	19,993,800	19,993,002
24,000,000	Coca-Cola Company 0.13% due 05/23/12	23,990,293	23,988,475
14,000,000	Coca-Cola Company 0.14% due 05/07/12	13,994,773	13,994,833
25,000,000	Coca-Cola Company 0.14% due 05/21/12	24,989,306	24,988,360
25,000,000	Coca-Cola Company 0.15% due 06/06/12	24,986,875	24,985,273
10,745,000	Coca-Cola Company 0.15% due 06/13/12	10,739,045	10,738,040
50,000,000	Coca-Cola Company 0.16% due 05/11/12	49,977,778	49,980,220
19,528,000	Coca-Cola Company 0.17% due 02/10/12	19,527,170	19,527,170
40,000,000	Coca-Cola Company 0.18% due 05/03/12	39,981,600	39,986,256
12,650,000	Coca-Cola Company 0.20% due 04/11/12	12,645,081	12,647,555
26,759,000	ConocoPhillips 0.17% due 03/23/12	26,752,556	26,752,556
20,200,000	ConocoPhillips 0.18% due 04/09/12	20,193,132	20,196,322
8,455,000	ConocoPhillips 0.18% due 04/10/12	8,452,083	8,453,405
18,790,000	ConocoPhillips 0.18% due 04/23/12	18,782,296	18,784,887
43,831,000	ConocoPhillips 0.20% due 02/07/12	43,829,539	43,829,539
18,000,000	ConocoPhillips 0.20% due 03/14/12	17,995,800	17,995,800
29,412,000	ConocoPhillips 0.20% due 04/11/12	29,400,562	29,406,315
20,860,000	ConocoPhillips 0.21% due 03/06/12	20,855,863	20,855,863
30,000,000	ConocoPhillips 0.22% due 02/16/12	29,997,250	29,997,250
9,930,000	ConocoPhillips 0.22% due 02/21/12	9,928,786	9,928,786
21,468,000	ConocoPhillips 0.22% due 03/07/12	21,463,408	21,463,408
42,887,000	ConocoPhillips 0.24% due 04/18/12	42,864,985	42,876,780
10,551,000	Dell, Inc. 0.15% due 02/28/12	10,549,813	10,549,813
19,584,000	Dell, Inc. 0.15% due 05/07/12	19,576,166	19,575,822
21,000,000	Dell, Inc. 0.17% due 04/25/12	20,991,670	20,992,711
38,928,000	Dell, Inc. 0.19% due 04/09/12	38,914,029	38,917,851
50,000,000	Dell, Inc. 0.20% due 07/09/12	49,955,833	49,955,555
56,923,000	Dell, Inc. 0.22% due 04/02/12	56,901,780	56,910,158
35,000,000	Dell, Inc. 0.36% due 07/09/12	34,945,896	34,968,888
31,500,000	Dell, Inc. 0.36% due 07/11/12	31,450,694	31,471,366
28,071,000	Dell, Inc. 0.36% due 07/18/12	28,025,151	28,043,460
3,999,000	Dow Chemical Company 0.41% due 02/06/12	3,998,778	3,998,778
20,000,000	EBAY, Inc. 0.13% due 05/10/12	19,992,850	19,992,592
34,270,000	Google, Inc. 0.03% due 02/24/12	34,269,343	34,269,343
45,000,000	Hewlett-Packard Company 0.54% due 03/07/12	44,976,812	44,976,812
40,000,000	Honeywell International, Inc. 0.14% due 03/30/12	39,990,978	39,990,978
25,000,000	Honeywell International, Inc. 0.15% due 06/26/12	24,984,792	24,980,808
50,000,000	Johnson & Johnson 0.05% due 04/24/12	49,994,236	49,989,500
50,000,000	Johnson & Johnson 0.07% due 04/18/12	49,992,514	49,991,335

See Notes to Schedule of Investments.

FIRST EAGLE  FUNDS • QUARTERLY NQ REPORT • January 31, 2012

PRINCIPAL	DESCRIPTION	COST	VALUE

U.S. Commercial Paper — 7.83% — (continued)
$32,469,000	Johnson & Johnson 0.11% due 05/01/12	$32,460,071	$32,460,711
12,500,000	Medtronic, Inc. 0.04% due 03/13/12	12,499,431	12,499,431
49,302,000	Medtronic, Inc. 0.07% due 02/09/12	49,301,233	49,301,233
45,000,000	Medtronic, Inc. 0.10% due 04/19/12	44,990,250	44,985,879
14,158,000	Medtronic, Inc. 0.10% due 05/08/12	14,154,185	14,152,027
2,634,000	Northern Illinois Gas Company 0.32% due 02/01/12	2,634,000	2,634,000
45,000,000	NYSE Euronext, Inc. 0.33% due 02/06/12	44,997,937	44,997,937
43,551,000	NYSE Euronext, Inc. 0.35% due 02/03/12	43,550,153	43,550,153
15,000,000	PepsiCo, Inc. 0.06% due 02/06/12	14,999,875	14,999,875
2,219,000	Pfizer, Inc. 0.03% due 02/15/12	2,218,974	2,218,974
25,000,000	Philip Morris International, Inc. 0.06% due 05/04/12	24,996,125	24,966,383
5,000,000	Philip Morris International, Inc. 0.07% due 04/23/12	4,999,203	4,994,467
30,000,000	Philip Morris International, Inc. 0.09% due 05/22/12	29,991,675	29,949,693
50,000,000	Philip Morris International, Inc. 0.12% due 02/07/12	49,999,000	49,999,000
47,946,000	Philip Morris International, Inc. 0.13% due 02/06/12	47,945,134	47,945,134
42,770,000	Proctor & Gamble Company 0.07% due 03/23/12	42,765,759	42,765,759
40,857,000	Proctor & Gamble Company 0.09% due 04/05/12	40,850,463	40,852,722
38,730,000	Proctor & Gamble Company 0.10% due 02/13/12	38,728,709	38,728,709
25,000,000	Proctor & Gamble Company 0.10% due 02/14/12	24,999,097	24,999,097
47,500,000	Proctor & Gamble Company 0.10% due 02/21/12	47,497,361	47,497,361
35,500,000	Proctor & Gamble Company 0.10% due 02/22/12	35,497,929	35,497,929
49,994,000	Proctor & Gamble Company 0.10% due 03/01/12	49,989,973	49,989,973
35,000,000	Proctor & Gamble Company 0.10% due 03/06/12	34,996,694	34,996,694
25,000,000	Roche Holdings, Inc. 0.05% due 04/27/12	24,997,014	24,993,415
25,000,000	Roche Holdings, Inc. 0.05% due 05/08/12	24,996,632	24,992,672
24,183,000	Roche Holdings, Inc. 0.06% due 04/16/12	24,179,977	24,177,639
50,000,000	Walt Disney Company 0.07% due 04/10/12	49,993,292	49,986,680
50,000,000	Walt Disney Company 0.08% due 04/26/12	49,990,556	49,982,440
45,000,000	Walt Disney Company 0.08% due 05/03/12	44,990,800	44,982,328
8,500,000	Walt Disney Company 0.09% due 02/02/12	8,499,979	8,499,979
30,130,000	Walt Disney Company 0.09% due 02/07/12	30,129,548	30,129,548
25,000,000	Walt Disney Company 0.10% due 05/21/12	24,992,361	24,987,357
5,411,000	WellPoint, Inc. 0.41% due 02/07/12	5,410,639	5,410,639
10,000,000	WellPoint, Inc. 0.41% due 02/08/12	9,999,222	9,999,222
10,000,000	WellPoint, Inc. 0.41% due 02/29/12	9,996,889	9,996,889
25,000,000	WellPoint, Inc. 0.41% due 05/07/12	24,973,333	24,982,823
15,000,000	WellPoint, Inc. 0.42% due 02/16/12	14,997,438	14,997,438
15,000,000	WellPoint, Inc. 0.42% due 02/23/12	14,996,242	14,996,242
15,000,000	WellPoint, Inc. 0.42% due 03/09/12	14,993,679	14,993,679
15,000,000	WellPoint, Inc. 0.42% due 03/13/12	14,992,996	14,992,996
15,000,000	WellPoint, Inc. 0.42% due 03/14/12	14,992,825	14,992,825
5,000,000	WellPoint, Inc. 0.42% due 04/02/12	4,996,526	4,998,011
15,000,000	WellPoint, Inc. 0.42% due 04/16/12	14,987,187	14,992,368
3,687,000	WellPoint, Inc. 0.42% due 04/26/12	3,683,431	3,684,824
15,000,000	WellPoint, Inc. 0.42% due 05/01/12	14,984,625	14,990,483
4,000,000	Western Union Company 0.33% due 02/01/12	4,000,000	4,000,000

See Notes to Schedule of Investments.

FIRST EAGLE  FUNDS • QUARTERLY NQ REPORT • January 31, 2012

PRINCIPAL	DESCRIPTION		COST	VALUE

U.S. Commercial Paper — 7.83% — (continued)
$10,000,000	Whirlpool Corporation 0.61% due 02/01/12		$10,000,000	$10,000,000
Total U.S. Commercial Paper			2,573,538,432	2,573,539,296
Total Commercial Paper			4,589,045,884	4,588,832,953
Total Investment Portfolio Excluding Option Written — 99.57%			$27,534,834,321	32,697,562,168

CONTRACTS		STRIKE PRICE	EXPIRATION DATE

Covered Call Option Written — (0.00)%
(Premium Received: $1,534,725)
15,050	KLA-Tencor Corporation	$55.00	March 2012	(948,150)
Total Investments — 99.57% (Cost: $27,533,299,596)				32,696,614,018
Other Assets in Excess of Liabilities — 0.43%				142,434,273
Net Assets — 100.00%				$32,839,048,291

(a)	Security is deemed illiquid. At January 31, 2012, the value of these securities amounted to $111,555,905 or 0.34% of net assets.
(b)	Non-income producing security/commodity.
(c)

An affiliate of the Fund as defined by the Investment Company Act of 1940. An affiliate is defined as a company in which the Fund directly or indirectly owns, controls, or holds power to vote 5% or more of the outstanding voting securities.

(d)	At January 31, 2012, all or a portion of this security was segregated to cover collateral requirement for options.
(e)	Represents variable voting shares.
(f)	Securities valued in accordance with fair value procedures under the supervision of the Board of Trustees, representing $41,732,168 or 0.13% of net assets.
(g)	Represents non-voting class of shares.
(h)	Represents securities that are subject to legal or contractual restrictions on resale. At January 31, 2012, the value of these securities amounted to $37,035,487 or 0.11% of net assets.
(i)	Held through Financiere Rouge, LLC, wholly owned subsidiary and disregarded entity for U.S. tax purposes.
(j)	Issuer is in default.
(k)

All or a portion of the security is exempt from registration under the Securities Act of 1933. Rule 144A securities may only be sold to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.

(l)

Represents a security registered under Regulation S. Bonds sold under Regulation S may not be offered, sold or delivered within the U.S., or for the account or benefit of, U.S. persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

(m)	Floating rate security. Rate shown is the rate in effect at January 31, 2012.
(n)	Inflation protected security.

At January 31, 2012, cost is substantially identical for both book and federal income tax purposes. Net unrealized appreciation consisted of:

Gross unrealized appreciation	$6,696,603,820
Gross unrealized depreciation	(1,533,289,398)
Net unrealized appreciation	$5,163,314,422

Abbreviations used in this schedule include:
ADR	— American Depository Receipt
FRN	— Floating Rate Note
NVDR	— Non-Voting Depository Receipt
NYSE	— New York Stock Exchange
PC	— Participation Certificate
PCL	— Public Company Limited
PLC	— Public Limited Company
REIT	— Real Estate Investment Trust
RSP	— Represents Non-Voting Shares

See Notes to Schedule of Investments.

FIRST EAGLE  FUNDS • QUARTERLY NQ REPORT • January 31, 2012

Currencies
EUR	— Euro
GBP	— British Pound
HKD	— Hong Kong Dollar
KRW	— South Korean Won
SGD	— Singapore Dollar
TWD	— Taiwan Dollar
USD	— United States Dollar

RESTRICTED SECURITIES	ACQUISITION DATE	COST	CARRYING VALUE PER SHARE/PRINCIPAL
Emin Leydier SA FRN 6.547% due 7/31/16	07/30/09	$21,410,094	$1.31
FINEL 9.50% due 6/30/17	06/22/05	14,474,400	0.98
FINEL	07/30/09	—	0.47

Foreign Currency Exchange Contracts - Sales

SETTLEMENT DATES THROUGH	FOREIGN CURRENCY TO BE DELIVERED		U.S. $ TO BE RECEIVED	U.S. $ VALUE AT JANUARY 31, 2012	UNREALIZED APPRECIATION AT JANUARY 31, 2012	UNREALIZED DEPRECIATION AT JANUARY 31, 2012
03/21/12	201,863,000	Euro	$276,945,943	$264,020,314	$12,925,629	$—
04/18/12	218,496,000	Euro	301,336,573	285,811,758	15,524,815	—
07/18/12	258,529,000	Euro	346,892,304	338,332,490	8,559,814	—
08/15/12	542,159,000	Euro	739,038,714	709,367,231	29,671,483	—
03/21/12	21,649,698,000	Japanese Yen	283,058,089	284,092,123	—	(1,034,034)
04/18/12	37,566,596,000	Japanese Yen	486,885,130	493,140,274	—	(6,255,144)
06/13/12	72,970,918,000	Japanese Yen	949,072,202	957,863,342	—	(8,791,140)
07/18/12	35,572,160,000	Japanese Yen	464,031,099	467,600,526	—	(3,569,427)
			$3,847,260,054	$3,800,228,058	$66,681,741	$(19,649,745)

Foreign Currency Exchange Contracts - Purchases

SETTLEMENT DATES THROUGH	FOREIGN CURRENCY TO BE RECEIVED		U.S. $ TO BE DELIVERED	U.S. $ VALUE AT JANUARY 31, 2012	UNREALIZED APPRECIATION AT JANUARY 31, 2012	UNREALIZED DEPRECIATION AT JANUARY 31, 2012
04/18/12	100,128,000	Euro	$130,497,823	$130,976,126	$478,303	$—
05/16/12	227,468,000	Euro	297,221,549	297,506,075	284,526	—
			$427,719,372	$428,482,201	$762,829	$—

See Notes to Schedule of Investments.

FIRST EAGLE  FUNDS • QUARTERLY NQ REPORT • January 31, 2012

AFFILIATED SECURITIES	SHARES OCTOBER 31, 2011	GROSS ADDITIONS	GROSS REDUCTIONS	SHARES JANUARY 31, 2012	MARKET VALUE JANUARY 31, 2012	REALIZED GAIN/(LOSS)	DIVIDEND INCOME
Alliant Techsystems, Inc.	3,337,753	—	—	3,337,753	$198,295,906	$—	$667,551
Ariake Japan Company Limited	1,725,100	—	—	1,725,100	33,597,029	—	—
Berkeley Group Holdings PLC	9,342,277	—	—	9,342,277	186,498,450	—	—
Blount International, Inc.	7,574,592	—	184,628	7,389,964	121,343,209	152,614	—
Chofu Seisakusho Company Limited	3,526,280	—	—	3,526,280	89,995,290	—	631,147
Cincinnati Financial Corporation	9,542,046	—	—	9,542,046	311,834,063	—	3,840,674
Cintas Corporation	13,051,511	—	—	13,051,511	483,558,482	—	7,047,816
City e-Solutions Limited	20,738,780	—	—	20,738,780	1,791,618	—	—
Deltic Timber Corporation	1,258,500	—	—	1,258,500	85,729,020	—	94,388
FINEL	12,000,000	—	—	12,000,000	5,649,481	—	—
Guyenne et Gascogne SA	956,044	—	—	956,044	102,096,785	—	—
Hirose Electric Company Limited	2,318,500	—	—	2,318,500	222,576,000	—	—
IDACorp, Inc.	3,760,485	—	—	3,760,485	158,504,442	—	1,128,146
Meitec Corporation	2,719,100	—	—	2,719,100	54,346,340	—	—
Mills Music Trust	34,924	—	—	34,924	1,318,381	—	26,829
MISUMI Group, Inc.	12,811,860	—	—	12,811,860	298,579,347	—	1,589,918
Namyang Dairy Products Company Limited	39,989	—	—	39,989	30,578,672	—	—
Neopost SA	2,044,437	—	—	2,044,437	144,375,102	—	4,124,099
NSC Groupe	69,500	—	—	69,500	4,359,019	—	—
Robertet SA	157,260	—	—	157,260	24,884,473	—	—
Sabeton SA	385,000	—	—	385,000	6,776,893	—	—
San Juan Basin Royalty Trust	3,975,644	—	67,609	3,908,035	75,815,879	(1,199,360)	1,584,428
Shimano, Inc.	7,609,390	—	—	7,609,390	375,729,224	—	1,066
Société Télévision Francaise 1	11,533,583	342,719	72,940	11,803,362	129,815,495	(633,504)	—
Sucrière de Pithiviers-Le-Vieil	63,019	—	—	63,019	138,917,192	—	—
T. Hasegawa Company Limited	5,147,000	—	—	5,147,000	81,676,984	—	—
Total					$3,368,642,776	$(1,680,250)	$20,736,062

INDUSTRY DIVERSIFICATION FOR PORTFOLIO HOLDINGS

PERCENT OF NET ASSETS
U.S. Common Stocks
Consumer Discretionary	2.85%
Consumer Staples	3.04
Energy	2.00
Financials	9.25
Health Care	0.72
Industrials	5.22
Information Technology	7.10
Materials	2.53
Utilities	2.26
Total U.S. Common Stocks	34.97
International Common Stocks
Consumer Discretionary	5.54
Consumer Staples	4.06

See Notes to Schedule of Investments.

FIRST EAGLE  FUNDS • QUARTERLY NQ REPORT • January 31, 2012

Energy	2.43%
Financials	5.56
Health Care	3.53
Industrials	8.27
Information Technology	3.42
Materials	6.98
Telecommunication Services	1.19
Utilities	0.46
Total International Common Stocks	41.44
International Preferred Stocks
Consumer Discretionary	0.36
Information Technology	0.60
Total International Preferred Stocks	0.96
Warrant	0.18
Commodity	5.57
U.S. Corporate Bonds
Consumer Discretionary	0.14
Materials	0.02
Total U.S. Corporate Bonds	0.16
International Notes and Bonds
Financials	0.07
Government Issues	2.04
Industrials	0.10
Materials	0.11
Total International Notes and Bonds	2.32
Commercial Paper
International Commercial Paper	6.14
U.S. Commercial Paper	7.83
Total Commercial Paper	13.97
Covered Call Option Written	(0.00)
Total Investments	99.57%

See Notes to Schedule of Investments.

FIRST EAGLE  FUNDS • QUARTERLY NQ REPORT • January 31, 2012

FIRST EAGLE

Overseas Fund

Schedule of Investments • Period Ended January 31, 2012 (unaudited)

SHARES	DESCRIPTION	COST	VALUE

Common Stocks — 76.05%

International Common Stocks — 75.63%

Australia 1.48%
3,089,899	Newcrest Mining Limited	$101,305,087	$110,536,639
15,791,758	Spotless Group Limited (a)	38,417,424	40,208,339
		139,722,511	150,744,978
Austria 1.33%
5,915,786	Wienerberger AG (a)	88,605,267	68,087,798
2,047,932	OMV AG	83,876,284	67,128,672
		172,481,551	135,216,470
Belgium 0.26%
366,943	Groupe Bruxelles Lambert SA	27,696,696	26,584,787

Bermuda 0.51%
994,200	Jardine Matheson Holdings Limited	29,348,034	51,499,560

Brazil 0.88%
3,198,194	Petroleo Brasileiro SA, ADR	48,449,086	89,325,558

Canada 2.19%
4,773,441	Penn West Petroleum Limited	91,218,197	103,870,076
1,914,012	Cenovus Energy, Inc.	38,341,076	69,746,597
485,215	Cogeco Cable, Inc.	21,284,295	23,358,800
1,100,050	EnCana Corporation	14,298,776	21,043,957
875,938	Postmedia Network Canada Corporation (b)(c)(d)	5,591,396	5,194,689
		170,733,740	223,214,119
France 9.35%
1,660,899	Sodexo	46,115,630	123,241,611
1,660,633	Sanofi	135,351,026	122,635,516
3,379,102	Bouygues SA	140,330,388	104,973,856
39,143	Sucrière de Pithiviers-Le-Vieil (a)	15,598,306	86,285,654
1,534,380	Total SA	90,001,276	81,076,101
5,931,165	Société Télévision Francaise 1	93,465,134	65,232,018
827,900	Neopost SA	44,073,366	58,465,067
558,938	Laurent-Perrier (a)	19,851,603	55,917,775
505,501	Wendel SA	10,862,584	37,621,440
235,837	Robertet SA (a)	20,591,064	37,318,323
51,500	Robertet SA CI (d)(e)(f)	2,151,628	5,724,677
348,206	Guyenne et Gascogne SA	40,270,290	37,185,227
1,608,488	Carrefour SA	69,265,330	36,706,085

See Notes to Schedule of Investments.

FIRST EAGLE FUNDS • QUARTERLY NQ REPORT • January 31, 2012

SHARES	DESCRIPTION	COST	VALUE

International Common Stocks — 75.63% — (continued)

France 9.35% — (continued)
297,268	Société BIC SA	$11,253,819	$26,481,807
896,416	Fregate (a)(d)(e)(g)	23,119,325	21,534,935
364,373	Gaumont SA	21,698,753	20,442,231
442,830	Société Foncière Financière et de Participations	29,139,582	20,216,767
11,593,581	FINEL (a)(b)(d)(e)(g)(h)	9,152,131	5,458,143
1,000	Société Vermandoise de Sucreries	854,846	4,545,086
100,000	Sabeton SA	1,463,142	1,760,232
		824,609,223	952,822,551
Germany 4.56%
3,619,240	HeidelbergCement AG	200,929,134	177,844,805
8,023,163	Deutsche Wohnen AG (a)	87,465,090	106,444,317
1,811,605	Daimler AG	86,510,107	100,083,765
1,523,903	Hamburger Hafen und Logistik AG	53,961,357	48,825,671
296,503	Fraport AG	8,930,449	17,751,281
137,466	Pfeiffer Vacuum Technology AG	3,635,898	14,137,207
		441,432,035	465,087,046
Greece 0.41%
8,871,338	Jumbo SA (a)	54,979,001	42,113,425

Hong Kong 1.01%
7,806,340	Guoco Group Limited	57,283,838	81,027,183
8,166,100	Hopewell Holdings Limited	11,153,124	21,374,607
10,851,720	City e-Solutions Limited (b)(d)	323,358	937,477
		68,760,320	103,339,267
Ireland 0.38%
1,970,920	CRH PLC	32,976,584	39,096,745

Israel 0.21%
2,060,750	Israel Chemicals Limited	21,574,080	21,560,105

Italy 0.42%
7,315,306	Italcementi S.p.A. RSP	87,341,485	21,429,169
1,197,736	Italmobiliare S.p.A. RSP	50,324,930	17,417,696
168,142	Italmobiliare S.p.A.	19,250,153	4,111,901
		156,916,568	42,958,766
Japan 30.80%
1,451,840	Fanuc Corporation	133,535,622	243,909,120
4,886,870	Shimano, Inc. (a)	81,201,320	241,299,220
1,193,590	SMC Corporation	153,637,312	207,097,649
4,170,700	Secom Company Limited	178,984,614	194,997,318
7,316,700	NKSJ Holdings, Inc.	201,780,857	159,096,244
610,300	Keyence Corporation	120,033,342	151,994,715
7,175,100	MS&AD Insurance Group Holdings	169,497,975	147,077,788
2,451,100	Ono Pharmaceutical Company Limited	100,329,417	138,225,967
3,260,440	Astellas Pharma, Inc.	133,084,592	133,838,389
19,677	KDDI Corporation	125,324,425	124,642,505

See Notes to Schedule of Investments.

FIRST EAGLE FUNDS • QUARTERLY NQ REPORT • January 31, 2012

SHARES	DESCRIPTION	COST	VALUE

International Common Stocks — 75.63% — (continued)

Japan 30.80% — (continued)
1,050,800	Hirose Electric Company Limited	$115,774,722	$100,876,800
4,092,170	MISUMI Group, Inc.	70,195,915	95,367,686
2,035,070	Canon, Inc.	97,083,761	87,808,266
2,107,490	Nissin Foods Holdings Company Limited	74,661,603	80,264,275
3,498,960	Nomura Research Institute Limited	68,063,992	79,615,680
3,590,330	Hoya Corporation	77,726,503	76,091,453
7,627,430	Kansai Paint Company Limited	60,795,887	71,922,914
4,400,050	Mitsubishi Estate Company Limited	65,929,737	70,227,683
2,657,590	Nitto Kohki Company Limited (a)	46,435,145	61,342,405
2,023,800	Chofu Seisakusho Company Limited (a)	33,120,144	51,650,030
3,206,911	T. Hasegawa Company Limited (a)	43,073,853	50,889,998
6,577,300	Japan Wool Textile Company Limited (a)	49,871,284	49,340,532
2,252,610	THK Company Limited	36,188,958	48,390,494
2,485,480	Daiichikosho Company Limited	27,081,144	47,721,216
26,230	NTT DoCoMo, Inc.	39,858,813	46,577,600
793,980	Shin-Etsu Chemical Company Limited	37,295,453	41,234,896
1,570,700	Ariake Japan Company Limited	32,942,453	30,590,026
2,004,440	OSG Corporation	22,787,950	29,994,309
2,013,324	Nagaileben Company Limited (a)	19,961,972	29,414,334
1,286,140	As One Corporation (a)	26,246,127	27,544,480
1,058,246	Matsumoto Yushi-Seiyaku Company Limited (a)(d)	25,950,562	26,924,554
2,535,900	Yomeishu Seizo Company Limited (a)	22,847,623	25,442,144
2,184,600	Seikagaku Corporation	17,648,500	24,696,724
2,068,330	Maezawa Kasei Industries Company Limited (a)	31,939,631	21,700,511
508,106	SK Kaken Company Limited	9,470,131	21,257,156
797,000	Icom, Inc. (a)	20,554,872	20,904,918
958,100	Meitec Corporation	27,636,429	19,149,435
493,250	Mandom Corporation	6,249,764	12,873,016
2,572,675	TOMONY Holdings, Inc.	17,372,742	11,674,040
806,280	Chudenko Corporation	12,295,496	8,871,724
453,900	Fuji Seal International, Inc.	8,026,006	8,274,374
1,215,770	Sansei Yusoki Company Limited (a)	10,175,013	6,345,921
1,424,100	Shingakukai Company Limited (a)	10,266,277	5,603,016
757,100	Asahi Broadcasting Corporation	4,045,203	4,001,460
807,080	Okumura Corporation	3,912,716	3,514,106
		2,670,895,857	3,140,277,091
Malaysia 0.92%
70,771,080	Genting Malaysia Berhad	61,401,799	93,989,206

Mexico 2.77%
7,987,622	Grupo Televisa S.A.B., ADR	158,160,868	157,515,906
2,623,392	Industrias Peñoles S.A.B. de C.V.	2,199,981	125,341,136
		160,360,849	282,857,042
Netherlands 1.22%
539,055	HAL Trust	18,095,972	62,627,697
6,299,709	TNT Express NV	73,564,025	52,709,578

See Notes to Schedule of Investments.

FIRST EAGLE FUNDS • QUARTERLY NQ REPORT • January 31, 2012

SHARES	DESCRIPTION	COST	VALUE

International Common Stocks — 75.63% — (continued)

Netherlands 1.22% — (continued)
2,340,827	PostNL NV	$25,821,064	$9,397,936
		117,481,061	124,735,211
Singapore 2.44%
23,192,830	Haw Par Corporation Limited (a)	76,875,317	105,736,497
70,167,015	ComfortDelgro Corporation Limited	68,385,814	82,904,100
5,640,520	Fraser and Neave Limited	6,680,505	30,472,316
16,373,450	Singapore Airport Terminal Services Limited	18,528,182	29,832,677
		170,469,818	248,945,590
South Africa 1.66%
7,868,291	Gold Fields Limited, ADR	99,463,345	129,276,021
3,275,059	Harmony Gold Mining Company Limited, ADR	30,822,097	39,497,212
		130,285,442	168,773,233
South Korea 2.54%
1,318,522	KT&G Corporation	70,025,885	92,256,046
35,325	Lotte Confectionery Company Limited (b)	12,445,892	53,458,406
186,884	Nong Shim Company Limited	43,886,371	39,344,875
872,463	Fursys, Inc. (a)	10,110,166	26,717,165
78,988	Amorepacific Group	11,399,965	18,106,031
22,950	Namyang Dairy Products Company Limited (b)	4,912,653	17,549,339
1,014,450	Dong Ah Tire & Rubber Company Limited	4,078,114	10,249,706
139,510	Teems, Inc. (a)	1,095,526	1,347,473
		157,954,572	259,029,041
Spain 0.76%
1,688,700	Red Electrica Corporation SA	84,248,760	77,658,310

Sweden 0.66%
3,013,030	Investor AB, Class ‘A’	59,333,860	59,206,224
418,417	Investor AB, Class ‘B’	8,398,566	8,467,901
		67,732,426	67,674,125
Switzerland 3.86%
2,196,591	Pargesa Holding SA	115,479,876	153,960,529
2,610,500	Nestlé SA	79,226,015	149,523,725
193,016	Rieter Holding AG (b)	26,177,079	35,692,084
718	Lindt & Spruengli AG	4,614,326	24,558,336
137,452	Kuehne & Nagel International AG	1,733,811	17,268,252
225,026	Autoneum Holding AG (b)	12,062,900	12,717,958
		239,294,007	393,720,884
Taiwan 0.41%
20,184,980	Taiwan Secom Company Limited	32,105,415	38,681,483
2,965,328	Taiwan Sogo Shin Kong Security Company Limited	2,527,438	2,675,936
		34,632,853	41,357,419
Thailand 1.89%
466,542,885	Thai Beverage PCL	82,863,046	109,504,039

See Notes to Schedule of Investments.

FIRST EAGLE FUNDS • QUARTERLY NQ REPORT • January 31, 2012

SHARES	DESCRIPTION	COST	VALUE

International Common Stocks — 75.63% — (continued)

Thailand 1.89% — (continued)
15,979,859	Bangkok Bank PCL NVDR	$56,870,621	$79,317,974
250,000	OHTL PCL (d)	1,152,072	3,734,842
		140,885,739	192,556,855
Turkey 0.20%
3,205,889	Yazicilar Holding AS	21,541,251	20,021,587

United Kingdom 2.51%
3,995,640	GlaxoSmithKline PLC	76,140,895	88,766,958
3,378,628	Berkeley Group Holdings PLC (b)	41,275,902	67,447,035
1,295,388	Anglo American PLC	32,786,526	53,556,177
10,277,810	WM Morrison Supermarkets PLC	48,040,687	46,314,021
		198,244,010	256,084,191
Total International Common Stocks		6,445,107,873	7,711,243,162

U.S. Common Stock — 0.42%

Materials 0.42%
691,883	Newmont Mining Corporation	17,601,872	42,536,967
Total Common Stocks		6,462,709,745	7,753,780,129

International Preferred Stocks — 1.91%

Germany 0.77%
1,160,182	Hornbach Holding AG	39,421,559	78,288,980

South Korea 1.14%
184,327	Samsung Electronics Company Limited	23,316,319	108,297,343
27,183	Namyang Dairy Products Company Limited (b)	387,445	7,961,194
		23,703,764	116,258,537
Total International Preferred Stocks		63,125,323	194,547,517

OUNCES

Commodity — 7.54%
441,517	Gold bullion (b)	217,894,842	768,738,939

PRINCIPAL

Term Loans — 0.13%

Germany 0.13%
1,976,466
EUR	Pfleiderer AG Term Facility 1A due 06/30/17 (b)(i)	1,973,783	1,219,129
2,488,890
CAD	Pfleiderer AG Term Facility 2A due 06/30/17 (b)(i)	1,843,818	1,535,203
10,000,000
EUR	Pfleiderer AG Term Loan due 01/07/13 (i)	10,395,510	6,168,226
1,299,726
USD	Pfleiderer AG Revolving Credit Facility 1A due 06/30/17 (b)(i)	916,605	801,701
701,307
EUR	Pfleiderer AG Revolving Credit Facility 1A due 06/30/17 (b)(i)	712,124	432,582
218,754
CAD	Pfleiderer AG Revolving Credit Facility 1A due 06/30/17 (b)(i)	162,057	134,932

See Notes to Schedule of Investments.

FIRST EAGLE FUNDS • QUARTERLY NQ REPORT • January 31, 2012

PRINCIPAL	DESCRIPTION	COST	VALUE

Germany 0.13% — (continued)
1,076,176 USD	Pfleiderer AG Revolving Credit Facility 2A due 06/30/17 (b)(i)	$758,186	$663,810
250,160 CAD	Pfleiderer AG Revolving Credit Facility 2A due 06/30/12 (b)(i)	185,323	154,304
167,726 EUR	Pfleiderer AG Revolving Credit Facility 2A due 06/30/17 (b)(i)	171,334	103,457
1,457,590 EUR	Pfleiderer AG Term Loan B 4.788% due 05/12/18 (e)(i)(j)	2,041,067	1,906,164
Total Term Loans		19,159,807	13,119,508

International Bonds — 4.13%

International Corporate Bonds — 0.44%

Canada 0.21%
33,554,000 USD	Catalyst Paper Corporation 7.375% due 03/01/14 (d)(k)	27,015,964	1,677,700
34,110,000 USD	Catalyst Paper Corporation 11.00% due 12/15/16 (d)(k)(l)	30,888,097	20,295,450
		57,904,061	21,973,150
France 0.23%
10,000,000 EUR	Emin Leydier SA FRN 6.547% due 07/31/16 (d)(e)(g)(j)	14,273,396	13,077,502
8,000,000 EUR	FINEL 9.50% due 06/30/17 (d)(e)(g)	9,649,600	7,846,502
1,950,000 EUR	Wendel SA 4.875% due 09/21/15 (m)	1,734,556	2,511,861
		25,657,552	23,435,865
Total International Corporate Bonds		83,561,613	45,409,015

International Government Bonds — 3.69%

France 0.21%
16,189,208 EUR	France Government Bond OAT 3.00% due 07/25/12 (n)	19,587,295	21,703,902

Hong Kong 1.37%
137,300,000 HKD	Hong Kong Government Bond 0.48% due 09/03/12	17,721,750	17,737,619
415,700,000 HKD	Hong Kong Government Bond 2.66% due 12/17/12	54,622,256	54,764,202
359,500,000 HKD	Hong Kong Government Bond 4.20% due 09/17/12	47,416,753	47,522,854
145,500,000 HKD	Hong Kong Government Bond 4.49% due 11/26/12	19,282,512	19,424,477
		139,043,271	139,449,152
Singapore 0.95%
120,000,000 SGD	Singapore Government Bond 3.50% due 07/01/12	95,019,187	96,740,232

See Notes to Schedule of Investments.

FIRST EAGLE FUNDS • QUARTERLY NQ REPORT • January 31, 2012

PRINCIPAL	DESCRIPTION	COST	VALUE

International Bonds — 4.13% — (continued)

International Government Bonds 3.69% — (continued)

Taiwan 0.39%
582,300,000 TWD	Taiwan Government Bond 2.00% due 07/20/12	$18,041,875	$19,818,432
574,500,000 TWD	Taiwan Government Bond 2.375% due 01/16/13	18,216,220	19,720,587
		36,258,095	39,539,019
United Kingdom 0.77%
24,745,000 GBP	United Kingdom Gilt 5.00% due 03/07/12	39,752,363	39,159,059
24,448,000 GBP	United Kingdom Gilt 5.25% due 06/07/12	39,737,668	39,176,568
		79,490,031	78,335,627
Total International Government Bonds		369,397,879	375,767,932
Total International Bonds		452,959,492	421,176,947

Commercial Paper — 9.62%

International Commercial Paper — 8.70%

Belgium 0.59%
35,648,000 USD	Anheuser Busch InBev WorldWide, Inc. 0.32% due 03/05/12	35,637,543	35,637,543
25,000,000 USD	Anheuser Busch InBev WorldWide, Inc. 0.36% due 03/07/12	24,991,493	24,991,493

France 0.29%
30,000,000 USD	Sanofi 0.11% due 03/15/12	29,996,059	29,996,059

Germany 1.16%
26,393,000 USD	BASF AG 0.07% due 03/23/12	26,390,383	26,390,383
45,409,000 USD	Volkswagen AG 0.51% due 03/13/12	45,383,142	45,383,142
25,000,000 USD	Volkswagen AG 0.51% due 03/16/12	24,984,722	24,984,722
21,279,000 USD	Volkswagen AG 0.52% due 03/29/12	21,261,817	21,261,817

Italy 0.67%
67,950,000 USD	Eni S.p.A 0.20% due 02/01/12	67,950,000	67,950,000

Japan 2.97%
6,281,000 USD	Honda Corporation 0.11% due 04/23/12	6,279,426	6,274,049
17,749,000 USD	Honda Corporation 0.13% due 02/10/12	17,748,423	17,748,423
19,000,000 USD	Honda Corporation 0.14% due 03/16/12	18,996,749	18,996,749

See Notes to Schedule of Investments.

FIRST EAGLE FUNDS • QUARTERLY NQ REPORT • January 31, 2012

PRINCIPAL	DESCRIPTION	COST	VALUE

International Commercial Paper — 8.70% — (continued)

Japan 2.97% — (continued)
13,000,000 USD	Honda Corporation 0.14% due 04/16/12	$12,996,208	$12,987,677
15,000,000 USD	Honda Corporation 0.14% due 04/27/12	14,994,983	14,981,983
35,000,000 USD	Mitsubishi Company 0.23% due 02/15/12	34,996,869	34,996,869
44,000,000 USD	Mitsubishi Company 0.25% due 03/19/12	43,985,639	43,985,639
4,002,000 USD	Mitsubishi Company 0.28% due 04/09/12	3,999,884	3,998,786
45,000,000 USD	Mitsui & Company, Limited 0.21% due 03/12/12	44,989,500	44,989,500
5,000,000 USD	Panasonic Corporation 0.17% due 02/21/12	4,999,528	4,999,528
25,000,000 USD	Panasonic Corporation 0.21% due 03/06/12	24,995,042	24,995,042
5,000,000 USD	Panasonic Corporation 0.27% due 04/17/12	4,997,150	4,995,144
7,825,000 USD	Panasonic Corporation 0.27% due 04/27/12	7,819,953	7,815,601
17,000,000 USD	Panasonic Corporation 0.28% due 04/16/12	16,990,083	16,983,886
20,000,000 USD	Toyota Motor Corporation 0.33% due 02/02/12	19,999,817	19,999,817
23,871,000 USD	Toyota Motor Corporation 0.36% due 02/06/12	23,869,840	23,869,840

Switzerland 1.31%
20,000,000 USD	Nestlé SA 0.05% due 04/25/12	19,997,667	19,995,656
20,000,000 USD	Nestlé SA 0.08% due 05/03/12	19,995,911	19,994,678
13,000,000 USD	Nestlé SA 0.11% due 03/05/12	12,998,689	12,998,689
45,000,000 USD	Nestlé SA 0.13% due 04/30/12	44,985,538	44,988,750
22,055,000 USD	Nestlé SA 0.13% due 05/29/12	22,045,602	22,045,596
13,188,000 USD	Nestlé SA 0.13% due 06/11/12	13,181,761	13,181,133

United Kingdom 1.71%
22,885,000 USD	BP PLC 0.18% due 03/01/12	22,881,682	22,881,682
4,421,000 USD	BP PLC 0.20% due 03/26/12	4,419,674	4,419,674
17,000,000 USD	BP PLC 0.20% due 04/03/12	16,994,145	16,997,472
30,000,000 USD	BP PLC 0.23% due 05/08/12	29,981,408	29,988,729

See Notes to Schedule of Investments.

FIRST EAGLE FUNDS • QUARTERLY NQ REPORT • January 31, 2012

PRINCIPAL	DESCRIPTION	COST	VALUE

International Commercial Paper — 8.70% — (continued)

United Kingdom 1.71% — (continued)
10,000,000 USD	BP PLC 0.25% due 05/14/12	$9,992,847	$9,995,840
7,000,000 USD	BP PLC 0.31% due 05/14/12	6,993,791	6,997,088
30,000,000 USD	Diageo Capital PLC 0.53% due 04/27/12	29,962,733	29,956,719
10,000,000 USD	Diageo Capital PLC 0.56% due 02/14/12	9,998,014	9,998,014
15,000,000 USD	Diageo Capital PLC 0.56% due 02/23/12	14,994,958	14,994,958
18,700,000 USD	Reckitt Benckiser Group PLC 0.41% due 04/04/12	18,686,910	18,686,801
10,000,000 USD	Reckitt Benckiser Group PLC 0.59% due 06/06/12	9,979,700	9,979,680
Total International Commercial Paper		887,345,283	887,314,851

U.S. Commercial Paper — 0.92%
$3,241,000	ConocoPhillips 0.17% due 03/23/12	3,240,220	3,240,220
4,945,000	ConocoPhillips 0.18% due 04/10/12	4,943,294	4,944,067
5,416,000	Dell, Inc. 0.15% due 05/07/12	5,413,834	5,413,738
8,572,000	Dell, Inc. 0.19% due 04/09/12	8,568,923	8,569,765
14,605,000	Johnson & Johnson 0.05% due 04/24/12	14,603,316	14,601,933
5,000,000	Medtronic, Inc. 0.07% due 02/09/12	4,999,922	4,999,922
5,168,000	Medtronic, Inc. 0.10% due 05/08/12	5,166,607	5,165,820
2,054,000	Philip Morris International, Inc. 0.13% due 02/06/12	2,053,963	2,053,963
10,000,000	Proctor & Gamble Company 0.10% due 02/22/12	9,999,417	9,999,417
34,127,000	Walt Disney Company 0.09% due 02/07/12	34,126,488	34,126,488
Total U.S. Commercial Paper		93,115,984	93,115,333
Total Commercial Paper		980,461,267	980,430,184
Total Investments — 99.38%		$8,196,310,476	10,131,793,224
Other Assets in Excess of Liabilities — 0.62%			63,539,916
Net Assets — 100.00%			$10,195,333,140

(a)

An affiliate of the Fund as defined by the Investment Company Act of 1940. An affiliate is defined as a company in which the Fund directly or indirectly owns, controls, or holds power to vote 5% or more of the outstanding voting securities.

(b)	Non-income producing security/commodity.
(c)	Represents variable voting shares.
(d)	Security is deemed illiquid. At January 31, 2012, the value of these securities amounted to $112,406,471 or 1.10% of net assets.
(e)	Securities valued in accordance with fair value procedures under the supervision of the Board of Trustees, representing $55,547,923 or 0.54% of net assets.
(f)	Represents non-voting class of shares.
(g)	Represents securities that are subject to legal or contractual restrictions on resale. At January 31, 2012, the value of these securities amounted to $47,917,082 or 0.47% of net assets.
(h)	Held through Financiere Bleue, LLC, wholly owned subsidiary and disregarded entity for U.S. tax purposes.
(i)	All or a portion of this position represents unsettled loan commitment.
(j)	Floating rate security. Rate shown is the rate in effect at January 31, 2012.
(k)	Issuer is in default.
(l)

All or a portion of the security is exempt from registration under the Securities Act of 1933. Rule 144A securities may only be sold to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.

See Notes to Schedule of Investments.

FIRST EAGLE FUNDS • QUARTERLY NQ REPORT • January 31, 2012

(m)

Represents a security registered under Regulation S. Bonds sold under Regulation S may not be offered, sold or delivered within the U.S., or for the account or benefit of, U.S. persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

(n)	Inflation protected security.

At January 31, 2012, cost is substantially identical for both book and federal income tax purposes. Net unrealized appreciation consisted of:

Gross unrealized appreciation	$2,495,513,732
Gross unrealized depreciation	(560,030,984)
Net unrealized appreciation	$1,935,482,748

Abbreviations used in this schedule include:
ADR	—	American Depository Receipt
FRN	—	Floating Rate Note
NVDR	—	Non-Voting Depository Receipt
OAT	—	French Treasury Obligation
PCL	—	Public Company Limited
PLC	—	Public Limited Company
RSP	—	Represents Non-Voting Shares

Currencies
CAD	—	Canadian Dollar
EUR	—	Euro
GBP	—	British Pound
HKD	—	Hong Kong Dollar
SGD	—	Singapore Dollar
TWD	—	Taiwan Dollar
USD	—	United States Dollar

RESTRICTED SECURITIES	ACQUISITION DATE	COST	CARRYING VALUE PER SHARE/PRINCIPAL
Emin Leydier SA FRN 6.547% due 07/31/16	07/30/09	$14,273,396	$1.31
FINEL 9.50% due 06/30/17	06/22/05	9,649,600	0.98
FINEL	07/14/99	9,152,131	0.47
Fregate	04/30/04	23,119,325	24.02

Foreign Currency Exchange Contracts - Sales

SETTLEMENT DATES THROUGH	FOREIGN CURRENCY TO BE DELIVERED		U.S. $ TO BE RECEIVED	U.S. $ VALUE AT JANUARY 31, 2012	UNREALIZED APPRECIATION AT JANUARY 31, 2012	UNREALIZED DEPRECIATION AT JANUARY 31, 2012
03/21/12	107,349,000	Euro	$147,277,461	$140,403,723	$6,873,738	$—
04/18/12	126,501,000	Euro	174,462,589	165,474,302	8,988,287	—
07/18/12	167,687,000	Euro	223,865,114	219,449,338	4,415,776	—
08/15/12	330,885,000	Euro	452,790,437	432,910,922	19,879,515	—
03/21/12	10,649,310,000	Japanese Yen	139,233,967	139,742,600	—	(508,633)
04/18/12	20,205,298,000	Japanese Yen	261,872,519	265,236,866	—	(3,364,347)
06/13/12	38,781,863,000	Japanese Yen	504,248,817	509,085,097	—	(4,836,280)
07/18/12	23,257,393,000	Japanese Yen	303,387,639	305,721,361	—	(2,333,722)
			$2,207,138,543	$2,178,024,209	$40,157,316	$(11,042,982)

See Notes to Schedule of Investments.

FIRST EAGLE FUNDS • QUARTERLY NQ REPORT • January 31, 2012

Foreign Currency Exchange Contracts - Purchases

SETTLEMENT DATES THROUGH	FOREIGN CURRENCY TO BE RECEIVED		U.S. $ TO BE DELIVERED	U.S. $ VALUE AT JANUARY 31, 2012	UNREALIZED APPRECIATION AT JANUARY 31, 2012	UNREALIZED DEPRECIATION AT JANUARY 31, 2012
04/18/12	48,414,000	Euro	$63,098,450	$63,329,719	$231,269	$—
05/16/12	153,041,000	Euro	199,974,833	200,162,304	187,471	—
			$263,073,283	$263,492,023	$418,740	$—

AFFILIATED SECURITIES	SHARES OCTOBER 31, 2011	GROSS ADDITIONS	GROSS REDUCTIONS	SHARES JANUARY 31, 2011	MARKET VALUE JANUARY 31, 2012	REALIZED GAIN / (LOSS)	DIVIDEND INCOME
AS One Corporation	1,286,140	—	—	1,286,140	$27,544,480	$—	$312,954
Chofu Seisakusho Company Limited	2,023,800	—	—	2,023,800	51,650,030	—	362,227
Deutsche Wohnen AG	6,418,531	1,604,632	—	8,023,163	106,444,317	—	—
FINEL	11,593,581	—	—	11,593,581	5,458,143	—	—
Fregate	895,904	512	—	896,416	21,534,935	—	13,724,302
Fursys, Inc.	872,463	—	—	872,463	26,717,165	—	—
Haw Par Corporation Limited	23,192,830	—	—	23,192,830	105,736,497	—	—
Icom, Inc.	815,690	—	18,690	797,000	20,904,918	(85,657)	—
Japan Wool Textile Company Limited	6,577,300	—	—	6,577,300	49,340,532	—	784,518
Jumbo SA	7,182,037	1,689,301	—	8,871,338	42,113,425	—	2,074,701
Laurent-Perrier	558,938	—	—	558,938	55,917,775	—	—
Maezawa Kasei Industries Company Limited	2,068,330	—	—	2,068,330	21,700,511	—	—
Matsumoto Yushi-Seiyaku Company Limited	1,058,246	—	—	1,058,246	26,924,554	—	—
Nagaileben Company Limited	2,013,324	—	—	2,013,324	29,414,334	—	—
Nitto Kohki Company Limited	2,657,590	—	—	2,657,590	61,342,405	—	—
Robertet SA	235,837	—	—	235,837	37,318,323	—	—
Sansei Yusoki Company Limited	1,215,770	—	—	1,215,770	6,345,921	—	—
Shimano, Inc.	4,886,870	—	—	4,886,870	241,299,220	—	684
Shingakukai Company Limited	1,424,100	—	—	1,424,100	5,603,016	—	—
Spotless Group Limited	15,791,758	—	—	15,791,758	40,208,339	—	—
Sucrière de Pithiviers-Le-Vieil	39,143	—	—	39,143	86,285,654	—	—
T. Hasegawa Company Limited	3,206,911	—	—	3,206,911	50,889,998	—	—
Teems, Inc.	146,969	—	7,459	139,510	1,347,473	(106,523)	—
Wienerberger AG	5,294,031	621,755	—	5,915,786	68,087,798	—	—
Yomeishu Seizo Company Limited	2,535,900	—	—	2,535,900	25,442,144	—	—
Total					$1,215,571,907	$(192,180)	$17,259,386

See Notes to Schedule of Investments.

FIRST EAGLE FUNDS • QUARTERLY NQ REPORT • January 31, 2012

INDUSTRY DIVERSIFICATION FOR PORTFOLIO HOLDINGS

PERCENT OF NET ASSETS
International Common Stocks
Consumer Discretionary	11.24%
Consumer Staples	9.05
Energy	4.24
Financials	9.95
Health Care	5.54
Industrials	17.68
Information Technology	5.65
Materials	9.84
Telecommunication Services	1.68
Utilities	0.76
Total International Common Stocks	75.63
U.S. Common Stock
Materials	0.42
Total U.S. Common Stock	0.42
International Preferred Stocks
Consumer Discretionary	0.77
Consumer Staples	0.08
Information Technology	1.06
Total International Preferred Stocks	1.91
Commodity	7.54
Term Loans	0.13
International Bonds
Financials	0.08
Government Issues	3.69
Industrials	0.02
Materials	0.34
Total International Bonds	4.13
Commercial Paper
International Commercial Paper	8.70
U.S. Commercial Paper	0.92
Total Commercial Paper	9.62
Total Investments	99.38%

See Notes to Schedule of Investments.

FIRST EAGLE FUNDS • QUARTERLY NQ REPORT • January 31, 2012

FIRST EAGLE

U.S. Value Fund

Schedule of Investments • Period Ended January 31, 2012 (unaudited)

SHARES	DESCRIPTION	COST	VALUE

Common Stocks — 73.57%

U.S. Common Stocks — 69.96%

Consumer Discretionary 5.97%
2,438,946	Comcast Corporation, Class ‘A’	$44,510,095	$62,168,733
865,380	Omnicom Group, Inc.	29,142,116	39,469,982
636,210	Home Depot, Inc.	15,331,481	28,241,362
458,176	International Speedway Corporation, Class ‘A’	13,865,422	11,816,359
590	St. John Knits International, Inc. (a)(b)	18,290	3,245
		102,867,404	141,699,681
Consumer Staples 5.73%
2,057,200	Sysco Corporation	58,513,551	61,942,292
282,470	Colgate-Palmolive Company	22,286,134	25,625,679
230,910	Lorillard, Inc.	18,274,767	24,797,425
384,634	Wal-Mart Stores, Inc.	18,668,026	23,601,142
		117,742,478	135,966,538
Energy 3.85%
743,208	ConocoPhillips	41,344,792	50,694,218
182,753	Apache Corporation	12,681,438	18,070,617
109,071	SEACOR Holdings, Inc.	8,291,938	9,983,268
350,718	San Juan Basin Royalty Trust	10,175,122	6,803,929
94,454	Helmerich & Payne, Inc.	1,871,007	5,828,756
		74,364,297	91,380,788
Financials 18.30%
2,413,704	Bank of New York Mellon Corporation	59,392,162	48,587,862
1,322,150	Cincinnati Financial Corporation	35,979,608	43,207,862
767,090	American Express Company	24,587,690	38,461,893
1,388,386	BB&T Corporation	34,964,656	37,750,215
307	Berkshire Hathaway, Inc., Class ‘A’ (a)	29,112,580	36,202,975
1,802,569	Weyerhaeuser Company REIT	29,787,045	36,087,431
1,133,543	U.S. Bancorp	28,174,022	31,988,584
302,772	Visa, Inc., Class ‘A’	23,468,521	30,470,974
753,107	Plum Creek Timber Company, Inc., REIT	26,873,535	29,205,489
100,566	Alleghany Corporation (a)	28,982,782	29,098,772
65,959	Mastercard, Inc., Class ‘A’	15,125,981	23,453,042
671,735	WR Berkley Corporation	18,780,775	23,020,358
370,729	Rayonier, Inc., REIT	8,796,435	16,953,437
226,845	Mercury General Corporation	9,042,793	9,913,127
		373,068,585	434,402,021

See Notes to Schedule of Investments.

FIRST EAGLE  FUNDS • QUARTERLY NQ REPORT • January 31, 2012

SHARES	DESCRIPTION	COST	VALUE

U.S. Common Stocks — 69.96% — (continued)

Health Care 1.88%
408,580	WellPoint, Inc.	$21,015,999	$26,279,865
276,970	Johnson & Johnson	16,704,054	18,255,093
		37,720,053	44,534,958
Industrials 10.12%
606,440	3M Company	44,995,065	52,584,412
1,219,970	Cintas Corporation	36,915,327	45,199,889
614,433	Alliant Techsystems, Inc.	44,602,295	36,503,465
439,695	Lockheed Martin Corporation	31,929,898	36,195,692
549,985	Northrop Grumman Corporation	32,625,939	31,926,629
706,644	Blount International, Inc. (a)	6,829,081	11,603,094
887,051	Insteel Industries, Inc. (c)	9,879,258	11,354,253
139,722	Unifirst Corporation	4,040,053	8,436,414
167,639	Huntington Ingalls Industries, Inc. (a)	5,264,641	6,316,638
		217,081,557	240,120,486
Information Technology 14.95%
3,908,302	Cisco Systems, Inc.	68,009,148	76,719,968
2,152,954	Microsoft Corporation	52,885,200	63,576,732
1,612,310	Rofin-Sinar Technologies, Inc. (a)(c)	37,372,426	45,741,235
1,676,994	Intel Corporation	32,150,578	44,306,182
1,172,960	Linear Technology Corporation	31,631,584	39,083,027
863,730	Texas Instruments, Inc.	23,090,716	27,967,577
353,471	Automatic Data Processing, Inc.	13,637,377	19,363,141
317,133	KLA-Tencor Corporation (d)	9,789,304	16,215,010
20,150	Google, Inc., Class ‘A’ (a)	9,811,504	11,689,217
357,480	Oracle Corporation	10,099,726	10,080,936
		288,477,563	354,743,025
Materials 5.74%
598,612	Newmont Mining Corporation	29,016,804	36,802,666
439,979	Ashland, Inc.	23,344,146	27,745,076
624,872	Vulcan Materials Company	27,379,122	27,406,886
255,880	Martin Marietta Materials, Inc.	22,000,503	21,112,659
281,754	Scotts Miracle-Gro Company, Class ‘A’	12,207,023	13,343,869
142,850	Deltic Timber Corporation	7,367,015	9,730,942
		121,314,613	136,142,098
Utilities 3.42%
1,096,003	FirstEnergy Corporation	41,744,574	46,273,247
371,420	Entergy Corporation	24,857,694	25,769,119
216,687	IDACorp, Inc.	6,780,723	9,133,357
		73,382,991	81,175,723
Total U.S. Common Stocks		1,406,019,541	1,660,165,318

See Notes to Schedule of Investments.

FIRST EAGLE  FUNDS • QUARTERLY NQ REPORT • January 31, 2012

SHARES	DESCRIPTION	COST	VALUE

International Common Stocks — 3.61%

Canada 1.70%
592,820	Agnico-Eagle Mines Limited	$30,401,395	$22,210,808
832,102	Penn West Petroleum Limited	15,980,207	18,106,540
		46,381,602	40,317,348
France 1.27%
808,762	Sanofi, ADR	30,754,162	30,029,333

United Kingdom 0.64%
392,763	Willis Group Holdings PLC	9,953,607	15,266,698
Total International Common Stocks		87,089,371	85,613,379
Total Common Stocks		1,493,108,912	1,745,778,697

U.S. Preferred Stock — 0.21%

Consumer Staples 0.21%
168,915	Seneca Foods Corporation, Series ‘2003’ (a)(b)(e)(f)	2,542,171	4,886,711

Exchange Traded Fund — 0.44%
357,960	PowerShares DB Agriculture Fund, ETF (a)	9,041,496	10,380,840

Warrant — 0.35%

United States — 0.35%
818,679	JPMorgan Chase & Co. Warrant expire 10/28/18 (a)	10,064,954	8,268,658

OUNCES

Commodity — 4.43%
60,417	Gold bullion (a)	53,390,398	105,193,308

PRINCIPAL

Bonds — 3.09%

International Corporate Bond — 0.25%

Canada 0.25%
10,000,000 USD	Catalyst Paper Corporation 11.00% due 12/15/16 (b)(g)(h)	8,852,781	5,950,000

U.S. Corporate Bonds — 2.84%
$600,000	Bausch & Lomb, Inc. 7.125% due 08/01/28 (b)	518,235	474,000
10,081,000	Citgo Petroleum Corporation 11.50% due 07/01/17 (h)	11,210,765	11,366,327
5,975,000	Mueller Water Products, Inc. 7.375% due 06/01/17	4,894,242	5,736,000
2,000,000	PulteGroup, Inc. 6.25% due 02/15/13	1,945,210	2,055,000
446,000	Sanmina-SCI Corporation 8.125% due 03/01/16	410,175	462,725
10,169,000	Sealy Mattress Company 8.25% due 06/15/14	8,299,479	9,558,860
11,319,000	Vulcan Materials Company 6.50% due 12/01/16	10,912,757	11,941,545
19,455,000	Yankee Candle Company, Inc. Series ‘B’ 8.50% due 02/15/15	19,800,264	19,965,694
5,877,000	Yankee Candle Company, Inc. Series ‘B’ 9.75% due 02/15/17	5,872,349	5,921,078
Total U.S. Corporate Bonds		63,863,476	67,481,229
Total Bonds		72,716,257	73,431,229

U.S. Treasury Bills — 1.47%
20,000,000	U.S. Treasury Bill 0.02% due 03/01/12	19,999,678	19,999,678

See Notes to Schedule of Investments.

FIRST EAGLE  FUNDS • QUARTERLY NQ REPORT • January 31, 2012

PRINCIPAL	DESCRIPTION	COST	VALUE

U.S. Treasury Bills — 1.47% — (continued)
15,000,000	U.S. Treasury Bill 0.08% due 02/09/12	$14,999,733	$14,999,733
Total U.S. Treasury Bills		34,999,411	34,999,411

Commercial Paper — 16.24%

International Commercial Paper — 1.53%

Belgium 0.56%
3,421,000 USD	Anheuser Busch InBev WorldWide, Inc. 0.32% due 03/05/12	3,419,996	3,419,996
10,000,000 USD	Anheuser Busch InBev WorldWide, Inc. 0.36% due 03/09/12	9,996,403	9,996,403

Japan 0.55%
2,000,000 USD	Honda Corporation 0.14% due 04/16/12	1,999,417	1,998,104
10,966,000 USD	Mitsui & Company, Limited 0.22% due 02/22/12	10,964,593	10,964,593

Switzerland 0.42%
10,000,000 USD	Nestlé SA 0.05% due 04/25/12	9,998,833	9,997,828
Total International Commercial Paper		36,379,242	36,376,924

U.S. Commercial Paper — 14.71%
$11,425,000	Avery Dennison Corporation 0.30% due 02/01/12	11,425,000	11,425,000
15,187,000	Campbell Soup Company 0.14% due 04/23/12	15,182,157	15,182,868
5,901,000	Caterpillar Corporation 0.06% due 03/26/12	5,900,469	5,900,469
6,000,000	Coca-Cola Company 0.14% due 05/07/12	5,997,760	5,997,785
5,472,000	Coca-Cola Company 0.17% due 02/10/12	5,471,767	5,471,767
10,000,000	Coca-Cola Company 0.18% due 05/03/12	9,995,400	9,996,564
6,003,000	ConocoPhillips 0.20% due 04/11/12	6,000,666	6,001,840
5,000,000	ConocoPhillips 0.22% due 02/16/12	4,999,542	4,999,542
13,520,000	ConocoPhillips 0.22% due 02/21/12	13,518,348	13,518,348
10,000,000	Dell, Inc. 0.19% due 04/09/12	9,996,411	9,997,393
10,000,000	Dell, Inc. 0.36% due 07/11/12	9,984,347	9,990,910
5,001,000	Dow Chemical Company 0.41% due 02/06/12	5,000,722	5,000,722
10,000,000	EBAY, Inc. 0.13% due 05/10/12	9,996,425	9,996,296
15,000,000	Hewlett-Packard Company 0.54% due 03/07/12	14,992,271	14,992,271
10,000,000	Honeywell International, Inc. 0.14% due 03/30/12	9,997,744	9,997,744
12,000,000	Honeywell International, Inc. 0.15% due 03/30/12	11,997,100	11,997,100
10,000,000	Johnson & Johnson 0.05% due 04/24/12	9,998,847	9,997,900
10,000,000	Johnson & Johnson 0.11% due 05/01/12	9,997,250	9,997,447
15,698,000	Medtronic, Inc. 0.07% due 02/09/12	15,697,756	15,697,756
5,000,000	Medtronic, Inc. 0.10% due 04/19/12	4,998,917	4,998,431
10,000,000	Northern Illinois Gas Company 0.32% due 02/01/12	10,000,000	10,000,000
9,000,000	PepsiCo, Inc. 0.04% due 02/14/12	8,999,870	8,999,870
5,000,000	PepsiCo, Inc. 0.04% due 02/15/12	4,999,922	4,999,922
10,000,000	PepsiCo, Inc. 0.06% due 02/06/12	9,999,917	9,999,917
7,781,000	Pfizer, Inc. 0.03% due 02/15/12	7,780,909	7,780,909
15,000,000	Philip Morris International, Inc. 0.07% due 04/23/12	14,997,608	14,983,399
15,000,000	Proctor & Gamble Company 0.07% due 05/04/12	14,997,288	14,995,926

See Notes to Schedule of Investments.

FIRST EAGLE  FUNDS • QUARTERLY NQ REPORT • January 31, 2012

PRINCIPAL	DESCRIPTION	COST	VALUE

U.S. Commercial Paper — 14.71% — (continued)
$11,270,000	Proctor & Gamble Company 0.10% due 02/13/12	$11,269,624	$11,269,624
15,000,000	Walt Disney Company 0.09% due 02/02/12	14,999,962	14,999,962
10,000,000	WellPoint, Inc. 0.19% due 02/01/12	10,000,000	10,000,000
4,589,000	WellPoint, Inc. 0.41% due 02/07/12	4,588,694	4,588,694
10,000,000	WellPoint, Inc. 0.42% due 02/16/12	9,998,292	9,998,292
10,000,000	WellPoint, Inc. 0.42% due 04/02/12	9,993,053	9,996,022
6,313,000	WellPoint, Inc. 0.42% due 04/26/12	6,306,889	6,309,275
10,000,000	Western Union Company 0.33% due 02/01/12	10,000,000	10,000,000
9,000,000	Whirlpool Corporation 0.61% due 02/01/12	9,000,000	9,000,000
Total U.S. Commercial Paper		349,080,927	349,079,965
Total Commercial Paper		385,460,169	385,456,889
Total Investment Portfolio Excluding Options Written — 99.80%		$2,061,323,768	2,368,395,743

CONTRACTS		STRIKE PRICE	EXPIRATION DATE

Covered Call Option Written — (0.00)% (Premium Received: $169,279)
1,660	KLA-Tencor Corporation	$55.00	March 2012	(104,580)
Total Investments — 99.80% (Cost: $2,061,154,489)				2,368,291,163
Other Assets in Excess of Liabilities — 0.20%				4,630,827
Net Assets — 100.00%				$2,372,921,990

(a)	Non-income producing security/commodity.
(b)	Security is deemed illiquid. At January 31, 2012, the value of these securities amounted to $11,313,956 or 0.48% of net assets.
(c)

An affiliate of the Fund as defined by the Investment Company Act of 1940. An affiliate is defined as a company in which the Fund directly or indirectly owns, controls, or holds power to vote 5% or more of the outstanding voting securities.

(d)	At January 31, 2012, all or a portion of this security was segregated to cover collateral requirement for options.
(e)	This security is convertible until December 31, 2049.
(f)	Securities valued in accordance with fair value procedures under the supervision of the Board of Trustees, representing $4,886,711 or 0.21% of net assets.
(g)	Issuer is in default.
(h)

All or a portion of the security is exempt from registration under the Securities Act of 1933. Rule 144A securities may only be sold to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.

At January 31, 2012, cost is substantially identical for both book and federal income tax purposes. Net unrealized appreciation consisted of:

Gross unrealized appreciation	$346,759,228
Gross unrealized depreciation	(39,622,554)
Net unrealized appreciation	$307,136,674

Abbreviations used in this schedule include:
ADR	—	American Depository Receipt
ETF	—	Exchange Traded Fund
PLC	—	Public Limited Company
REIT	—	Real Estate Investment Trust

Currencies
USD	—	United States Dollar

See Notes to Schedule of Investments.

FIRST EAGLE  FUNDS • QUARTERLY NQ REPORT • January 31, 2012

Affiliated Securities

AFFILIATED SECURITIES	SHARES OCTOBER 31,2011	GROSS ADDITIONS	GROSS REDUCTIONS	SHARES JANUARY 31,2012	MARKET VALUE JANUARY 31,2012	REALIZED GAIN/(LOSS)	DIVIDEND INCOME
Insteel Industries, Inc.	816,751	70,300	—	887,051	$11,354,253	$—	$25,772
Rofin-Sinar Technologies, Inc.	1,187,010	425,300	—	1,612,310	45,741,235	—	—
Total					$57,095,488	$—	$25,772

INDUSTRY DIVERSIFICATION FOR PORTFOLIO HOLDINGS

PERCENT OF NET ASSETS

U.S. Common Stocks
Consumer Discretionary	5.97%
Consumer Staples	5.73
Energy	3.85
Financials	18.30
Health Care	1.88
Industrials	10.12
Information Technology	14.95
Materials	5.74
Utilities	3.42
Total U.S. Common Stocks	69.96
International Common Stocks
Energy	0.76
Financials	0.64
Health Care	1.27
Materials	0.94
Total International Common Stocks	3.61
U.S. Preferred Stock
Consumer Staples	0.21
Total U.S. Preferred Stock	0.21
Exchange Traded Fund	0.44
Warrant	0.35
Commodity	4.43
International Corporate Bond
Materials	0.25
Total International Corporate Bond	0.25
U.S. Corporate Bonds
Consumer Discretionary	1.60
Energy	0.48
Industrials	0.26
Materials	0.50
Total U.S. Corporate Bonds	2.84
U.S. Treasury Bills	1.47
Commercial Paper
International Commercial Paper	1.53
U.S. Commercial Paper	14.71
Total Commercial Paper	16.24
Covered Call Option Written	(0.00)
Total Investments	99.80%

See Notes to Schedule of Investments.

FIRST EAGLE  FUNDS • QUARTERLY NQ REPORT • January 31, 2012

FIRST EAGLE

Gold Fund

Consolidated Schedule of Investments • Period Ended January 31, 2012 (unaudited)

SHARES	DESCRIPTION	COST	VALUE

Common Stocks — 75.84%

International Common Stocks — 67.68%

Africa 4.61%
1,375,136	Randgold Resources Limited, ADR	$34,055,314	$157,329,310

Australia 8.72%
5,106,092	Newcrest Mining Limited	155,393,729	182,663,010
21,555,420	Intrepid Mines Limited (a)	30,285,506	29,156,882
3,418,481	Kingsgate Consolidated Limited	13,296,619	27,743,996
10,790,230	CGA Mining Limited (a)(b)	21,440,352	27,209,491
2,613,520	Medusa Mining Limited	12,846,050	14,972,489
3,173,890	Independence Group NL	11,667,659	13,300,359
9,288,115	St. Augustine Gold and Copper Limited (a)(c)	9,748,196	2,592,118
		254,678,111	297,638,345
Canada 34.49%
3,781,920	Goldcorp, Inc.	129,619,026	183,007,109
2,885,934	Barrick Gold Corporation	105,356,174	142,161,109
8,437,992	IAMGOLD Corporation	69,800,684	140,703,285
3,750,363	Agnico-Eagle Mines Limited	202,167,966	140,512,454
11,442,912	Kinross Gold Corporation	163,703,960	129,190,477
8,333,451	New Gold, Inc. (a)	18,188,041	97,512,922
1,383,433	Franco-Nevada Corporation	27,818,391	62,463,386
8,351,290	Gabriel Resources Limited (a)	49,761,903	50,775,310
3,478,980	Osisko Mining Corporation (a)(b)	29,875,365	41,471,744
3,702,396	Dundee Precious Metals, Inc. (a)(b)	13,462,262	34,724,954
3,380,100	Alacer Gold Corporation (a)	16,772,198	31,971,643
974,240	Detour Gold Corporation (a)(b)	23,293,051	27,208,417
18,395,220	Lake Shore Gold Corporation (a)	56,235,954	27,135,379
3,342,550	Aurizon Mines Limited (a)	4,168,390	18,590,082
1,872,803	Guyana Goldfields, Inc. (a)	16,698,724	15,343,806
913,420	European Goldfields Limited (a)	1,508,683	11,671,528
4,138,370	Orezone Gold Corporation (a)(b)	15,713,538	11,095,600
667,000	Eldorado Gold Corporation	7,971,450	10,098,405
552,000	Eurasian Minerals, Inc. (a)	1,623,583	1,397,468
		953,739,343	1,177,035,078
Mexico 6.32%
4,197,841	Fresnillo PLC	16,620,434	114,821,067
2,109,555	Industrias Peñoles S.A.B. de C.V.	10,573,599	100,790,892
		27,194,033	215,611,959

See Notes to Schedule of Investments.

FIRST EAGLE  FUNDS • QUARTERLY NQ REPORT • January 31, 2012

SHARES	DESCRIPTION	COST	VALUE

International Common Stocks — 67.68% — (continued)

South Africa 12.27%
4,016,189	AngloGold Ashanti Limited, ADR	$148,557,972	$183,941,456
6,921,044	Gold Fields Limited, ADR	93,344,394	113,712,753
9,080,083	Harmony Gold Mining Company Limited, ADR	96,024,836	109,505,801
9,250,630	Great Basin Gold Limited (a)	11,638,630	11,617,456
		349,565,832	418,777,466
United Kingdom 1.27%
1,600,000	Bumi PLC (a)	24,085,668	21,932,347
514,864	Anglo American PLC	22,644,173	21,286,400
		46,729,841	43,218,747
Total International Common Stocks		1,665,962,474	2,309,610,905

U.S. Common Stocks — 8.16%

Materials 8.16%
2,452,777	Newmont Mining Corporation	108,247,852	150,796,730
1,184,501	Royal Gold, Inc.	25,284,174	90,187,906
1,816,240	Tahoe Resources, Inc. (a)(b)	24,746,012	37,581,125
Total U.S. Common Stocks		158,278,038	278,565,761
Total Common Stocks		1,824,240,512	2,588,176,666

International Preferred Stock — 0.18%

South Africa 0.18%
120,000	AngloGold Ashanti Holdings Finance PLC 6.00% (d)	6,000,000	6,060,000

Investment Company — 0.01%
531,460	State Street Institutional U.S. Government Money Market Fund, Institutional Class	531,460	531,460

Warrants — 0.01%

Canada — 0.01%
666,680	Primero Mining Corporation Warrant expire 07/15/20 (a)(b)	558,606	279,084
500,000	St. Augustine Gold & Copper Limited Warrant expire 11/17/12 (a)(e)(f)	0	0
Total Warrants		558,606	279,084

OUNCES

Commodity — 17.43%
341,566	Gold bullion (a)	185,268,444	594,711,233

PRINCIPAL

International Convertible Bonds — 0.94%

Canada 0.88%
30,000,000 USD	Detour Gold Corporation 5.50% due 11/30/17 (e)(g)	30,000,000	30,000,000

See Notes to Schedule of Investments.

FIRST EAGLE  FUNDS • QUARTERLY NQ REPORT • January 31, 2012

PRINCIPAL	DESCRIPTION	COST	VALUE

International Convertible Bonds 0.94% — (continued)

South Africa 0.06%
2,000,000 CAD	Great Basin Gold Limited 8.00% due 11/30/14 (b)(h)	$1,900,057	$2,068,175
Total International Convertible Bonds		31,900,057	32,068,175

Commercial Paper — 5.46%

International Commercial Paper — 2.94%

Belgium 0.38%
2,937,000 USD	Anheuser Busch InBev WorldWide, Inc. 0.32% due 03/05/12	2,936,139	2,936,139
10,000,000 USD	Anheuser Busch InBev WorldWide, Inc. 0.33% due 04/11/12	9,993,583	9,989,587

Germany 0.07%
2,447,000 USD	Volkswagen AG 0.48% due 04/11/12	2,444,764	2,444,452

Italy 0.59%
20,000,000 USD	Eni S.p.A 0.20% due 02/01/12	20,000,000	20,000,000

Japan 1.43%
21,330,000 USD	Honda Corporation 0.15% due 02/23/12	21,328,045	21,328,045
5,000,000 USD	Panasonic Corporation 0.26% due 04/16/12	4,997,291	4,995,260
22,559,000 USD	Toyota Motor Corporation 0.30% due 02/08/12	22,557,684	22,557,684

United Kingdom 0.47%
3,000,000 USD	BP PLC 0.31% due 05/14/12	2,997,339	2,998,752
13,000,000 USD	Reckitt Benckiser Group PLC 0.59% due 06/06/12	12,973,610	12,973,584
Total International Commercial Paper		100,228,455	100,223,503

U.S. Commercial Paper — 2.52%
$14,723,000	Coca-Cola Company 0.11% due 04/30/12	14,718,996	14,718,215
15,000,000	Coca-Cola Company 0.20% due 04/11/12	14,994,167	14,997,101
20,500,000	Dell, Inc. 0.36% due 07/09/12	20,468,310	20,481,778
10,366,000	Northern Illinois Gas Company 0.32% due 02/01/12	10,366,000	10,366,000
5,000,000	Philip Morris International, Inc. 0.07% due 04/23/12	4,999,203	4,994,466
11,000,000	Proctor & Gamble Company 0.10% due 03/06/12	10,998,961	10,998,961
9,567,000	WellPoint, Inc. 0.19% due 02/01/12	9,567,000	9,567,000
Total U.S. Commercial Paper		86,112,637	86,123,521
Total Commercial Paper		186,341,092	186,347,024
Total Investments — 99.87%		$2,234,840,171	3,408,173,642
Other Assets in Excess of Liabilities — 0.13%			4,462,985
Net Assets — 100.00%			$3,412,636,627

See Notes to Schedule of Investments.

FIRST EAGLE  FUNDS • QUARTERLY NQ REPORT • January 31, 2012

(a)	Non-income producing security/commodity.
(b)

All or a portion of the security is exempt from registration under the Securities Act of 1933. Rule 144A securities may only be sold to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.

(c)

Represents a security registered under Regulation D. Regulation D provides exemptions for small companies to offer and sell their securities without having to register the securities under the Securities Act of 1933.

(d)	This security is convertible until August 9, 2013.
(e)	Securities valued in accordance with fair value procedures under the supervision of the Board of Trustees, representing $30,000,000 or 0.88% of net assets.
(f)	Represents securities that are subject to legal or contractual restrictions on resale. At January 31, 2012, the value of these securities amounted to $0 or 0.00% of net assets.
(g)	This security is convertible until November 30, 2017.
(h)	This security is convertible until November 30, 2014.

At January 31, 2012, cost is substantially identical for both book and federal tax purposes. Net unrealized appreciation consisted of:

Gross unrealized appreciation	$1,316,910,387
Gross unrealized depreciation	(143,576,916)
Net unrealized appreciation	$1,173,333,471

Abbreviations used in this schedule include:
ADR	—	American Depository Receipt
PLC	—	Public Limited Company

Currencies
CAD	—	Canadian Dollar
USD	—	United States Dollar

RESTRICTED SECURITIES	ACQUISITION DATE	COST	CARRYING VALUE PER SHARE/PRINCIPAL
St. Augustine Gold & Copper Limited Warrant expire 11/17/12	11/25/11	$0	$0

INDUSTRY DIVERSIFICATION FOR PORTFOLIO HOLDINGS

PERCENT OF NET ASSETS

International Common Stocks
Energy	0.64%
Materials	67.04
Total International Common Stocks	67.68
U.S. Common Stocks
Materials	8.16
Total U.S. Common Stocks	8.16
International Preferred Stock
Materials	0.18
Total International Preferred Stock	0.18
Investment Company	0.01
Warrants	0.01
Commodity	17.43
International Convertible Bonds
Materials	0.94
Total International Convertible Bonds	0.94
Commercial Paper
International Commercial Paper	2.94
U.S. Commercial Paper	2.52
Total Commercial Paper	5.46%
Total Investments	99.87%

See Notes to Schedule of Investments.

FIRST EAGLE  FUNDS • QUARTERLY NQ REPORT • January 31, 2012

FIRST EAGLE

Fund of America

Schedule of Investments • Period Ended January 31, 2012 (unaudited)

SHARES	DESCRIPTION	COST	VALUE

Common Stocks — 85.87%

U.S. Common Stocks — 79.89%

Consumer Discretionary 6.74%
2,012,800	Wyndham Worldwide Corporation (a)	$65,062,294	$80,028,928
561,600	Tenneco, Inc. (a)(b)	23,139,779	18,027,360
		88,202,073	98,056,288
Energy 8.91%
661,200	Occidental Petroleum Corporation (a)	63,248,093	65,967,924
1,300,700	Atlas Energy L.P. (a)	29,763,890	33,974,284
296,890	Dresser-Rand Group, Inc. (a)(b)	9,575,904	15,209,675
227,720	Devon Energy Corporation (a)	18,795,009	14,530,813
		121,382,896	129,682,696
Health Care 25.59%
3,431,200	Pfizer, Inc. (a)	68,406,455	73,427,680
1,381,542	Valeant Pharmaceuticals International, Inc. (a)(b)	35,294,133	66,990,972
1,171,800	Baxter International, Inc. (a)	62,054,840	65,011,464
1,978,500	Omnicare, Inc. (a)	53,764,301	64,954,155
1,458,760	Health Net, Inc. (a)(b)	38,052,129	55,053,603
670,800	Merck & Co., Inc. (a)	23,883,686	25,664,808
1,213,387	Enzon Pharmaceuticals, Inc. (b)	10,244,912	8,651,449
326,710	Theravance, Inc. (b)	6,029,781	5,795,835
76,680	Amgen, Inc. (a)	4,161,480	5,207,339
138,500	PharMerica Corporation (b)	1,851,314	1,738,175
		303,743,031	372,495,480
Industrials 4.50%
791,490	General Dynamics Corporation (a)	50,725,322	54,739,448
320,700	Owens Corning, Inc. (a)(b)	7,468,097	10,823,625
		58,193,419	65,563,073
Information Technology 5.45%
1,058,000	Analog Devices, Inc. (a)	37,112,294	41,399,540
1,200,250	Seagate Technology PLC (a)	20,918,606	25,373,285
773,040	AOL, Inc. (b)	19,114,319	12,530,978
		77,145,219	79,303,803
Materials 28.70%
1,818,800	Eastman Chemical Company (a)	59,368,062	91,522,016
1,721,470	Rockwood Holdings, Inc. (a)(b)	76,696,016	86,934,235
1,573,560	Ball Corporation (a)	35,929,836	61,777,966

See Notes to Schedule of Investments.

FIRST EAGLE FUNDS • QUARTERLY NQ REPORT • January 31, 2012

SHARES	DESCRIPTION		COST	VALUE

U.S. Common Stocks — 79.89% — (continued)

Materials 28.70% — (continued)
1,944,600	Packaging Corporation of America (a)		$47,618,782	$54,721,044
1,346,370	Crown Holdings, Inc. (a)(b)		30,669,425	48,563,566
914,650	Valspar Corporation		22,122,082	39,549,466
415,300	Walter Energy, Inc. (a)		31,618,913	28,709,689
112,000	WR Grace & Co. (a)(b)		5,818,330	5,996,480
			309,841,446	417,774,462
Total U.S. Common Stocks			958,508,084	1,162,875,802

International Common Stocks — 5.98%

Switzerland 5.19%
1,484,050	Tyco International Limited (a)		67,758,417	75,612,347

United Kingdom 0.79%
256,800	GlaxoSmithKline PLC, ADR (a)		11,450,610	11,437,872
Total International Common Stocks			79,209,027	87,050,219
Total Common Stocks			1,037,717,111	1,249,926,021

Exchange Traded Fund — 3.28%
282,180	SPDR Gold Trust (a)(b)		46,023,958	47,775,896

Investment Companies — 14.84%
72,000,000	State Street Institutional Liquid Reserves Fund		72,000,000	72,000,000
72,000,000	State Street Institutional Treasury Money Market Fund		72,000,000	72,000,000
72,000,000	State Street Institutional U.S. Government Money Market Fund, Institutional Class		72,000,000	72,000,000
Total Investment Companies			216,000,000	216,000,000

PRINCIPAL

Repurchase Agreement — 0.71%
$10,275,340	State Street Bank and Trust Company, 0.01% dated 1/31/12 due 2/01/12 (collateralized by United States Treasury Note, 2.00% due 1/31/16 valued at $10,482,850); proceeds $10,275,343		10,275,340	10,275,340

Bond — 0.35%

U.S. Convertible Bond 0.35%
3,730,000	Omnicare, Inc. 3.75% due 12/15/25 (c)		3,730,000	5,054,150
Total Investment Portfolio
Excluding Options Written — 105.05% (Cost: $1,313,746,409)				$1,529,031,407

CONTRACTS		STRIKE PRICE	EXPIRATION DATE

Covered Call Options Written — (3.75)%
657	Amgen, Inc.	$62.50	April 2012	$(431,978)
109	Amgen, Inc.	65.00	April 2012	(52,320)
395	Analog Devices, Inc.	33.00	March 2012	(248,850)
390	Analog Devices, Inc.	34.00	February 2012	(202,800)
1,177	Analog Devices, Inc.	34.00	March 2012	(612,040)
1,971	Analog Devices, Inc.	35.00	March 2012	(867,240)
448	Analog Devices, Inc.	36.00	February 2012	(147,840)
3,192	Analog Devices, Inc.	36.00	March 2012	(1,117,200)
46	Analog Devices, Inc.	37.00	February 2012	(11,270)

See Notes to Schedule of Investments.

FIRST EAGLE FUNDS • QUARTERLY NQ REPORT • January 31, 2012

CONTRACTS		STRIKE PRICE	EXPIRATION DATE	VALUE

Covered Call Options Written — (3.75)% — (continued)
407	Analog Devices, Inc.	$40.00	March 2012	$(36,630)
1,819	Atlas Energy L.P.	24.00	April 2012	(418,370)
7,999	Atlas Energy L.P.	25.00	April 2012	(1,659,793)
786	Ball Corporation	35.00	February 2012	(341,910)
943	Ball Corporation	35.00	May 2012	(433,780)
281	Baxter International, Inc.	50.00	February 2012	(155,253)
139	Baxter International, Inc.	52.50	February 2012	(41,700)
553	Baxter International, Inc.	52.50	May 2012	(232,260)
1,607	Baxter International, Inc.	55.00	May 2012	(411,392)
3,404	Crown Holdings, Inc.	34.00	April 2012	(1,004,180)
83	Devon Energy Corporation	62.50	February 2012	(22,991)
1,512	Devon Energy Corporation	65.00	February 2012	(201,096)
455	Devon Energy Corporation	65.00	March 2012	(98,735)
227	Devon Energy Corporation	67.50	February 2012	(11,123)
2,777	Dresser-Rand Group, Inc.	50.00	March 2012	(985,835)
191	Dresser-Rand Group, Inc.	55.00	March 2012	(23,397)
1,459	Eastman Chemical Company	37.50	March 2012	(1,852,930)
719	Eastman Chemical Company	40.00	March 2012	(751,355)
909	Eastman Chemical Company	45.00	March 2012	(531,765)
546	Eastman Chemical Company	47.50	March 2012	(210,210)
2,727	Eastman Chemical Company	50.00	March 2012	(586,305)
2,727	Eastman Chemical Company	52.50	March 2012	(286,335)
452	General Dynamics Corporation	65.00	February 2012	(198,880)
975	General Dynamics Corporation	67.50	February 2012	(224,250)
433	General Dynamics Corporation	67.50	May 2012	(181,860)
601	General Dynamics Corporation	70.00	May 2012	(168,280)
400	General Dynamics Corporation	72.50	May 2012	(68,000)
198	General Dynamics Corporation	75.00	May 2012	(17,820)
1,286	GlaxoSmithKline PLC	44.00	May 2012	(225,050)
320	GlaxoSmithKline PLC	45.00	March 2012	(20,800)
648	GlaxoSmithKline PLC	45.00	May 2012	(71,280)
314	GlaxoSmithKline PLC	46.00	May 2012	(23,550)
922	Health Net, Inc.	35.00	April 2012	(331,920)
2,187	Health Net, Inc.	37.50	April 2012	(415,530)
1,166	Merck & Co., Inc.	35.00	April 2012	(437,250)
2,280	Merck & Co., Inc.	36.00	April 2012	(640,680)
734	Merck & Co., Inc.	37.00	April 2012	(141,662)
1,593	Merck & Co., Inc.	38.00	April 2012	(219,834)
935	Merck & Co., Inc.	39.00	April 2012	(71,995)
450	Occidental Petroleum Corporation	90.00	February 2012	(481,050)
946	Occidental Petroleum Corporation	97.50	May 2012	(714,230)
1,229	Occidental Petroleum Corporation	100.00	March 2012	(460,875)
3,436	Occidental Petroleum Corporation	100.00	May 2012	(2,130,320)
1,137	Omnicare, Inc.	30.00	March 2012	(420,690)
400	Omnicare, Inc.	32.00	March 2012	(88,000)
434	Omnicare, Inc.	33.00	February 2012	(38,626)
1,827	Omnicare, Inc.	33.00	March 2012	(301,455)

See Notes to Schedule of Investments.

FIRST EAGLE FUNDS • QUARTERLY NQ REPORT • January 31, 2012

CONTRACTS		STRIKE PRICE	EXPIRATION DATE	VALUE

Covered Call Options Written — (3.75)% — (continued)
3,550	Omnicare, Inc.	$34.00	March 2012	$(426,000)
212	Omnicare, Inc.	35.00	March 2012	(16,960)
291	Omnicare, Inc.	35.00	June 2012	(58,049)
1,429	Omnicare, Inc.	36.00	March 2012	(78,595)
1,443	Owens Corning, Inc.	27.00	February 2012	(974,025)
1,123	Owens Corning, Inc.	28.00	February 2012	(651,340)
641	Owens Corning, Inc.	29.00	February 2012	(314,090)
1,587	Packaging Corporation of America	25.00	April 2012	(547,515)
5,109	Pfizer, Inc.	21.00	April 2012	(424,047)
11,924	Pfizer, Inc.	21.00	May 2012	(1,144,704)
703	Rockwood Holdings, Inc.	40.00	February 2012	(780,330)
690	Rockwood Holdings, Inc.	40.00	May 2012	(803,850)
1,627	Rockwood Holdings, Inc.	45.00	February 2012	(976,200)
311	Rockwood Holdings, Inc.	45.00	May 2012	(255,020)
844	Seagate Technology	17.00	March 2012	(357,856)
1,562	Seagate Technology	18.00	February 2012	(499,840)
1,713	Seagate Technology	18.00	March 2012	(548,160)
703	Seagate Technology	20.00	February 2012	(115,995)
701	Seagate Technology	20.00	March 2012	(131,087)
583	Seagate Technology	21.00	February 2012	(60,325)
1,049	Seagate Technology	21.00	March 2012	(141,615)
15	SPDR Gold Trust	150.00	February 2012	(27,075)
87	SPDR Gold Trust	157.00	February 2012	(107,010)
100	SPDR Gold Trust	158.00	February 2012	(112,100)
232	SPDR Gold Trust	159.00	February 2012	(228,288)
171	SPDR Gold Trust	159.00	March 2012	(185,535)
44	SPDR Gold Trust	160.00	February 2012	(41,580)
176	SPDR Gold Trust	160.00	March 2012	(184,800)
86	SPDR Gold Trust	168.00	March 2012	(44,290)
86	SPDR Gold Trust	169.00	March 2012	(40,420)
561	Tenneco, Inc.	28.00	February 2012	(255,255)
1,685	Tenneco, Inc.	29.00	February 2012	(564,475)
2,808	Tenneco, Inc.	30.00	February 2012	(744,120)
562	Tenneco, Inc.	31.00	March 2012	(155,955)
149	Tyco International Limited	45.00	April 2012	(92,082)
149	Tyco International Limited	46.00	April 2012	(81,577)
2,563	Tyco International Limited	47.00	April 2012	(1,114,905)
754	Tyco International Limited	48.00	April 2012	(271,440)
1,546	Tyco International Limited	49.00	April 2012	(494,720)
2,882	Tyco International Limited	50.00	April 2012	(631,158)
869	Valeant Pharmaceuticals International, Inc.	35.00	February 2012	(1,181,840)
1,305	Valeant Pharmaceuticals International, Inc.	36.00	February 2012	(1,637,775)
937	Valeant Pharmaceuticals International, Inc.	38.00	February 2012	(979,165)
1,000	Valeant Pharmaceuticals International, Inc.	40.00	April 2012	(1,025,000)

See Notes to Schedule of Investments.

FIRST EAGLE FUNDS • QUARTERLY NQ REPORT • January 31, 2012

CONTRACTS		STRIKE PRICE	EXPIRATION DATE	VALUE

Covered Call Options Written — (3.75)% — (continued)
3,000	Valeant Pharmaceuticals International, Inc.	$41.00	April 2012	$(2,745,000)
1,403	Valeant Pharmaceuticals International, Inc.	42.00	April 2012	(1,080,310)
474	Valeant Pharmaceuticals International, Inc.	45.00	April 2012	(265,440)
149	Valeant Pharmaceuticals International, Inc.	46.00	April 2012	(73,755)
3,256	Valeant Pharmaceuticals International, Inc.	48.00	April 2012	(1,204,720)
978	Valeant Pharmaceuticals International, Inc.	49.00	April 2012	(327,630)
110	Walter Energy, Inc.	60.00	February 2012	(108,900)
395	Walter Energy, Inc.	62.50	February 2012	(257,145)
1,291	Walter Energy, Inc.	65.00	February 2012	(755,235)
280	Walter Energy, Inc.	67.50	February 2012	(128,800)
100	Walter Energy, Inc.	67.50	March 2012	(62,900)
436	Walter Energy, Inc.	70.00	February 2012	(141,700)
100	Walter Energy, Inc.	70.00	March 2012	(59,500)
355	Walter Energy, Inc.	72.50	February 2012	(85,910)
1,120	WR Grace & Co.	50.00	March 2012	(526,400)
766	Wyndham Worldwide Corporation	32.00	February 2012	(597,480)
1,757	Wyndham Worldwide Corporation	33.00	February 2012	(1,273,825)
1,000	Wyndham Worldwide Corporation	34.00	May 2012	(670,000)
414	Wyndham Worldwide Corporation	35.00	February 2012	(202,860)
2,194	Wyndham Worldwide Corporation	35.00	May 2012	(1,294,460)
414	Wyndham Worldwide Corporation	36.00	February 2012	(165,600)
559	Wyndham Worldwide Corporation	38.00	May 2012	(195,650)
2,556	Wyndham Worldwide Corporation	39.00	May 2012	(754,020)
Total Covered Call Options Written (Premiums Received: $43,127,631)				(54,566,178)
Total Investments — 101.30% (Cost: $1,270,618,778)				1,474,465,229
Liabilities in Excess of Other Assets — (1.30)%				(18,916,435)
Net Assets — 100.00%				$1,455,548,794

(a)          At January 31, 2012, all or a portion of this security was segregated to cover collateral requirement for options.

(b)         Non-income producing security/commodity.

(c)          This security is convertible until December 15, 2025.

At January 31, 2012, cost is substantially identical for both book and federal income tax purposes. Net unrealized appreciation consisted of:

Gross unrealized appreciation	$239,993,845
Gross unrealized depreciation	(36,147,394)
Net unrealized appreciation	$203,846,451

Abbreviations used in this schedule include:
ADR	—	American Depository Receipt
PLC	—	Public Limited Company
SPDR	—	Standard & Poor’s Depository Receipts

See Notes to Schedule of Investments.

FIRST EAGLE FUNDS • QUARTERLY NQ REPORT • January 31, 2012

INDUSTRY DIVERSIFICATION FOR PORTFOLIO HOLDINGS

PERCENT OF NET ASSETS
U.S. Common Stocks
Consumer Discretionary	6.74%
Energy	8.91
Health Care	25.59
Industrials	4.50
Information Technology	5.45
Materials	28.70
Total U.S. Common Stocks	79.89
International Common Stocks
Health Care	0.79
Industrials	5.19
Total International Common Stocks	5.98
Exchange Traded Fund	3.28
Investment Companies	14.84
Repurchase Agreement	0.71
U.S. Convertible Bond
Health Care	0.35
Total U.S. Convertible Bond	0.35
Covered Call Options Written	(3.75)
Total Investments	101.30%

See Notes to Schedule of Investments.

FIRST EAGLE FUNDS • QUARTERLY NQ REPORT • January 31, 2012

FIRST EAGLE FUNDS

NOTES TO SCHEDULE OF INVESTMENTS (unaudited)

First Eagle Funds (the “Trust”), is an open-end management investment company registered under the Investment Company Act of 1940, as amended (“1940 Act”). The Trust consists of five separate portfolios, First Eagle Global Fund, First Eagle Overseas Fund, First Eagle U.S. Value Fund, First Eagle Gold Fund and First Eagle Fund of America (each individually a “Fund” or collectively the “Funds”). All the Funds are diversified mutual funds except for First Eagle Gold Fund and First Eagle Fund of America, which are non-diversified. The Trust is a Delaware statutory trust.  The First Eagle Global Fund seeks long-term growth of capital by investing in a range of asset classes from markets in the United States and around the world. The First Eagle Overseas Fund seeks long-term growth of capital by investing primarily in equities issued by non-U.S. corporations. The First Eagle U.S. Value Fund seeks long-term growth of capital by investing, under normal market conditions, primarily in equity and debt securities issued by U.S. corporations. The First Eagle Gold Fund seeks to provide exposure to the investment characteristics of gold and, to a limited extent, other precious metals. The First Eagle Fund of America seeks capital appreciation by investing primarily in U.S. stocks and, to a lesser extent, in debt and international equity securities.

The following is a summary of significant accounting policies adhered to by the Funds and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

a) Investment in Subsidiary — The First Eagle Gold Fund (the “Gold Fund”) may invest in certain precious metals through its investment in the First Eagle Gold Cayman Fund, Ltd., a wholly owned subsidiary (the “Subsidiary”). The Gold Fund may invest up to 25% of its total assets in shares of the Subsidiary. The Subsidiary has the ability to invest in commodities and securities consistent with the investment objective of the Gold Fund.

The Subsidiary, established on May 28, 2010, is an exempted company under the laws of the Cayman Islands. The consolidated financial statements include the accounts of the Gold Fund and the Subsidiary. All intercompany transactions and balances have been eliminated. As of January 31, 2012, the Subsidiary has $66,623,032 in net assets, representing 1.95% of the Gold Fund’s net assets.

b) Investment valuation — Each Fund computes its net asset value once daily as of the close of trading on each day the New York Stock Exchange (“NYSE”) is open for trading. The net asset value per share is computed by dividing the total current value of the assets of a Fund, less its liabilities, by the total number of shares outstanding at the time of such computation.

A portfolio security (including an option), other than a bond, which is traded on a U.S. national securities exchange or a securities exchange abroad is normally valued at the price of the last sale on the exchange as of the close of business on the date on which assets are valued. If there are no sales on such date, such portfolio investment will be valued at the mean between the closing bid and asked prices (and if there is only a bid or only an asked price on such date, valuation will be at such bid or asked price for long or short positions, respectively). Securities, other than bonds, traded in the over-the-counter market are valued at the mean between the last bid and asked prices prior to the time of valuation (and if there is only a bid or only an asked price on such date, valuation will be at such bid or asked price for long or short positions, respectively), except if such unlisted security traded on the NASDAQ, in which case it is valued at its last sale price (or, if available, the NASDAQ Official Closing Price).

Commodities (such as physical metals) are valued at the spot price at the time trading on the New York Stock Exchange closes (normally 4:00 p.m. E.S.T.).

Forward contracts are valued as the current cost of covering or offsetting such contracts.

All bonds, whether listed on an exchange or traded in the over-the-counter market (and except for short-term investments as described in the next sentence), for which market quotations are readily available are valued at the mean between the last bid and asked prices received from dealers in the over-the-counter market in the United States or abroad, except that when no asked price is available, bonds are valued at the last bid price alone. Broker-Dealers or pricing services use multiple valuation techniques to determine value. In instances where sufficient market activity exists, dealers or pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the dealers or pricing services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining value and/or market characteristics such as benchmark yield curves,

FIRST EAGLE FUNDS

NOTES TO SCHEDULE OF INVESTMENTS (unaudited)

option-adjusted spreads, credit spreads, estimated default rates, coupon-rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair values. Short-term investments maturing in sixty days or less are valued at cost plus interest earned (or discount amortized, as the case may be), which is deemed to approximate value.

The 2:00 p.m. E.S.T. exchange rates typically are used to convert foreign security prices into U.S. dollars. Any security that is listed or traded on more than one exchange (or traded in multiple markets) is valued at the relevant quotation on the exchange or market deemed to be the primary trading venue for that security. In the absence of such a quotation, a quotation from the exchange or market deemed by the Adviser to be the secondary trading venue for the particular security shall be used. The Funds use pricing services to identify the market prices of publicly traded securities in their portfolios. When market prices are determined to be “stale” as a result of limited market activity for a particular holding, or in other circumstances when market prices are unavailable, such as for private placements, or determined to be unreliable for a particular holding, such holdings may be “fair valued” in accordance with procedures approved by the Board of Trustees (“Board”). Additionally, with respect to foreign holdings, specifically in circumstances leading the Adviser to believe that significant events occurring after the close of a foreign market have materially affected the value of a Fund’s holdings in that market, such holdings may be fair valued to reflect the events in accordance with procedures approved by the Board. The determination of whether a particular foreign investment should be fair valued will be based on review of a number of factors, including developments in foreign markets, the performance of U.S. securities markets and security-specific events. The values assigned to a Fund’s holdings therefore may differ on occasion from reported market values.

Certain Funds with non-U.S. holdings have adopted procedures under which movements in U.S. securities markets (beyond specified thresholds) occurring after the close of a foreign market may require fair valuation of securities traded in that foreign market. The values assigned to a Fund’s foreign holdings therefore may differ on occasion from reported market values. The Trust and the Adviser believe relying on the procedures described above will result in prices that are more reflective of the actual market value of portfolio securities held by the Funds as of 4:00 p.m. E.S.T.

The Funds adopted provisions surrounding fair value measurements and disclosures that define fair value, establishes a framework for measuring fair value in generally accepted accounting principles and expands disclosures about fair value measurements. This applies to fair value measurements that are already required or permitted by other accounting standards and is intended to increase consistency of those measurements and applies broadly to securities and other types of assets and liabilities.

The Funds disclose the fair value of their investments in a hierarchy that prioritizes the inputs or assumptions to valuation techniques used to measure fair value. These inputs are used in determining the value of the Funds’ investments and are summarized in the following fair value hierarchy:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 - Other significant unobservable inputs (including Fund’s own assumption in determining the fair value of investments).

The following is a summary of the Funds’ inputs used to value the Funds’ investments as of January 31, 2012:

FIRST EAGLE FUNDS

NOTES TO SCHEDULE OF INVESTMENTS (unaudited)

First Eagle Global Fund

DESCRIPTION	LEVEL 1(a)	LEVEL 2	LEVEL 3(b)	TOTAL
Assets:†
U.S. Common Stocks	$11,478,455,093	$4,111,298	$—	$11,482,566,391
International Common Stocks	13,565,298,002	32,129,234	10,346,162	13,607,773,398
International Preferred Stocks	315,735,571	—	—	315,735,571
Warrant	58,649,680	—	—	58,649,680
Commodity *	1,830,076,592	—	—	1,830,076,592
U.S. Corporate Bonds	—	51,705,473	—	51,705,473
International Corporate Notes and Bonds	—	60,899,489	31,386,006	92,285,495
International Government Bonds	—	669,936,615	—	669,936,615
International Commercial Paper	—	2,015,293,657	—	2,015,293,657
U.S. Commercial Paper	—	2,573,539,296	—	2,573,539,296
Foreign Currency Contracts **	—	67,444,570	—	67,444,570
Total	$27,248,214,938	$5,475,059,632	$41,732,168	$32,765,006,738

Liabilities:
Covered Call Option Written	$948,150	$—	$—	$948,150
Foreign Currency Contracts **	—	19,649,745	—	19,649,745
Total	$948,150	$19,649,745	$—	$20,597,895

(a)	Transfer into/out of Level 1 represent value as of the beginning of the period.
(b)	Level 3 securities are identified in the Schedule of Investments with footnote (f).
†	See Schedule of Investments for additional detailed categorizations.
*	Represents gold bullion.
**	Foreign currency contracts are value at net unrealized appreciation (depreciation) on the investment.

International common stocks and international preferred stocks valued at $11,098,526,821 and $323,100,978 were transferred from Level 2 to Level 1 during the three-month period ended January 31, 2012. At October 31, 2011, these securities were valued based on fair value adjustment factors; at January 31, 2012, these securities were valued using quoted market prices in active markets. There were no transfers from Level 1 to Level 2 as of three-month period ended January 31, 2012.

Fair Value Level 3 activity for the period ended January 31, 2012 was as follows:

	INTERNATIONAL	INTERNATIONAL
	COMMON	CORPORATE	TOTAL
	STOCKS	BONDS	VALUE
Beginning Balance - market value	$11,064,479	$33,466,782	$44,531,261
Purchases	—	—	—
Sales	—	—	—
Transfer In - Level 3	—	—	—
Transfer Out - Level 3	—	—	—
Accrued Amortization	—	—	—
Realized Gains (Losses)	—	—	—
Change in Unrealized Appreciation (Depreciation)	(718,317)	(2,080,776)	(2,799,093)
Ending Balance - market value	$10,346,162	$31,386,006	$41,732,168
Change in unrealized gains or (losses) relating to assets still held at reporting date	$(718,317)	$(2,080,776)	$(2,799,093)

FIRST EAGLE FUNDS

NOTES TO SCHEDULE OF INVESTMENTS (unaudited)

First Eagle Overseas Fund

DESCRIPTION	LEVEL 1(a)	LEVEL 2	LEVEL 3(b)	TOTAL
Assets:†
International Common Stocks	$7,641,733,845	$36,791,562	$32,717,755	$7,711,243,162
U.S. Common Stock	42,536,967	—	—	42,536,967
International Preferred Stocks	194,547,517	—	—	194,547,517
Commodity *	768,738,939	—	—	768,738,939
Term Loans	—	11,213,344	1,906,164	13,119,508
International Corporate Bonds	—	24,485,011	20,924,004	45,409,015
International Government Bonds	—	375,767,932	—	375,767,932
International Commercial Paper	—	887,314,851	—	887,314,851
U.S. Commercial Paper	—	93,115,333	—	93,115,333
Foreign Currency Contracts **	—	40,576,056	—	40,576,056
Total	$8,647,557,268	$1,469,264,089	$55,547,923	$10,172,369,280

Liabilities:
Foreign Currency Contracts **	$—	$11,042,982	$—	$11,042,982
Total	$—	$11,042,982	$—	$11,042,982

(a)	Transfer into/out of Level 1 represent value as of the beginning of the period.
(b)	Level 3 securities are identified in the Schedule of Investments with footnote (e).
†	See Schedule of Investments for additional detailed categorizations.
*	Represents gold bullion.
**	Foreign currency contracts are value at net unrealized appreciation (depreciation) on the investment.

International common stocks and international preferred stocks valued at $6,548,576,795 and $199,154,572 were transferred from Level 2 to Level 1 during the three-month period ended January 31, 2012. At October 31, 2011, these securities were valued based on fair value adjustment factors; at January 31, 2012, these securities were valued using quoted market prices in active markets. There were no transfers from Level 1 to Level 2 as of three-month period ended January 31, 2012.

Fair Value Level 3 activity for the period ended January 31, 2012 was as follows:

	INTERNATIONAL COMMON STOCKS	INTERNATIONAL CORPORATE BONDS	TERM LOANS	TOTAL VALUE
Beginning Balance - market value	$49,904,715	$22,311,188	$633,621	$72,849,524
Purchases	17,334	—	1,959,035	1,976,369
Sales	—	—	(554,156)	(554,156)
Transfer In - Level 3	—	—	—	—
Transfer Out - Level 3	—	—	—	—
Accrued Amortization	—	—	(214)	(214)
Realized Gains (Losses)	—	—	(8,082)	(8,082)
Change in Unrealized Appreciation (Depreciation)	(17,204,294)	(1,387,184)	(124,040)	(18,715,518)
Ending Balance - market value	$32,717,755	$20,924,004	$1,906,164	$55,547,923
Change in unrealized gains or (losses) relating to assets still held at reporting date	$(17,204,294)	$(1,387,184)	$(126,017)	$(18,717,495)

FIRST EAGLE FUNDS

NOTES TO SCHEDULE OF INVESTMENTS (unaudited)

First Eagle U.S. Value Fund

DESCRIPTION	LEVEL 1	LEVEL 2	LEVEL 3(a)	TOTAL
Assets:†
U.S. Common Stocks	$1,660,162,073	$3,245	$—	$1,660,165,318
International Common Stocks	85,613,379	—	—	85,613,379
U.S. Preferred Stock	—	—	4,886,711	4,886,711
Exchange Traded Fund	10,380,840	—	—	10,380,840
Warrant	8,268,658	—	—	8,268,658
Commodity *	105,193,308	—	—	105,193,308
International Corporate Bond	—	5,950,000	—	5,950,000
U.S. Corporate Bonds	—	67,481,229	—	67,481,229
U.S. Treasury Bills	—	34,999,411	—	34,999,411
International Commercial Paper	—	36,376,924	—	36,376,924
U.S. Commercial Paper	—	349,079,965	—	349,079,965
Total	$1,869,618,258	$493,890,774	$4,886,711	$2,368,395,743

Liabilities:
Covered Call Option Written	$104,580	$—	$—	$104,580
Total	$104,580	$—	$—	$104,580

(a)	Level 3 securities are identified in the Schedule of Investments with footnote (f).
†	See Schedule of Investments for additional detailed categorizations.
*	Represents gold bullion.

For the three-months ended January 31, 2012, there was no security transfer activity from Level 1 to Level 2 and no security transfer activity from Level 2 to Level 1.

Fair Value Level 3 activity for the period ended January 31, 2012 was as follows:

U.S. PREFERED
STOCKS
Beginning Balance - market value	$3,555,661
Purchases	—
Sales	—
Transfer In - Level 3	—
Transfer Out - Level 3	—
Accrued Amortization	—
Realized Gains (Losses)	—
Change in Unrealized Appreciation (Depreciation)	1,331,050
Ending Balance - market value	$4,886,711
Change in unrealized gains or (losses) relating to assets still held at reporting date	$1,331,050

FIRST EAGLE FUNDS

NOTES TO SCHEDULE OF INVESTMENTS (unaudited)

First Eagle Gold Fund

DESCRIPTION	LEVEL 1	LEVEL 2	LEVEL 3(a)	TOTAL
Assets:†
International Common Stocks	$2,309,610,905	$—	$—	$2,309,610,905
U.S. Common Stocks	278,565,761	—	—	278,565,761
International Preferred Stock	6,060,000	—	—	6,060,000
Investment Company	—	531,460	—	531,460
Warrants	279,084	—	0	279,084
Commodity *	594,711,233	—	—	594,711,233
International Convertible Bonds	—	2,068,175	30,000,000	32,068,175
International Commercial Paper	—	100,223,503	—	100,223,503
U.S. Commercial Paper	—	86,123,521	—	86,123,521
Total	$3,189,226,983	$188,946,659	$30,000,000	$3,408,173,642

(a)	Level 3 securities are identified in the Consolidated Schedule of Investments with footnote (e).
†	See Consolidated Schedule of Investments for additional detailed categorizations.
*	Represents gold bullion.

For the three-month period ended January 31, 2012, there was no security transfer activity from Level 1 to Level 2 and no security transfer activity from Level 2 to Level 1.

Fair Value Level 3 activity for the period ended January 31, 2012 was as follows:

	INTERNATIONAL CONVERTIBLE BONDS	WARRANTS	TOTAL VALUE
Beginning Balance - market value	$30,000,000	$—	$30,000,000
Purchases	—	0	0
Sales	—	—	—
Transfer In - Level 3	—	—	—
Transfer Out - Level 3	—	—	—
Accrued Amortization	—	—	—
Realized Gains (Losses)	—	—	—
Change in Unrealized Appreciation (Depreciation)	0	0	0
Ending Balance - market value	$30,000,000	$0	$30,000,000
Change in unrealized gains or (losses) relating to assets still held at reporting date	$0	$0	$0

FIRST EAGLE FUNDS

NOTES TO SCHEDULE OF INVESTMENTS (unaudited)

First Eagle Fund of America

DESCRIPTION	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Assets:†
U.S. Common Stocks	$1,162,875,802	$—	$—	$1,162,875,802
International Common Stocks	87,050,219	—	—	87,050,219
Exchange Traded Fund	47,775,896	—	—	47,775,896
Investment Companies	—	216,000,000	—	216,000,000
U.S. Convertible Bond	—	5,054,150	—	5,054,150
Repurchase Agreement	—	10,275,340	—	10,275,340
Total	$1,297,701,917	$231,329,490	$—	$1,529,031,407

Liabilities:
Covered Call Options Written	$54,566,178	$—	$—	$54,566,178
Total	$54,566,178	$—	$—	$54,566,178

†	See Schedule of Investments for additional detailed categorizations.

For the three-month period ended January 31, 2012, there was no security transfer activity from Level 1 to Level 2 and no security transfer activity from Level 2 to Level 1.

Forward currency contracts — In connection with portfolio purchases and sales of securities denominated in foreign currencies, each Fund may enter into forward currency contracts. The First Eagle Global and Overseas Funds enter into foreign exchange contracts primarily to manage and/or gain exposure to certain foreign currencies. The Funds’ currency transactions include portfolio hedging on portfolio positions. Portfolio hedging is the use of a forward contract (or other cash management position) with respect to one or more portfolio security positions denominated or quoted in a particular currency. Currency exchange transactions involve currencies of different countries that the Funds invest in and serve as hedges against possible variations in the exchange rates between these currencies and the U.S. dollar. Each Fund may engage in portfolio hedging with respect to the currency of a particular country in amounts approximating actual or anticipated positions in securities denominated in that currency. Hedging can reduce exposure to currency exchange movements, but cannot eliminate that exposure. It is possible to lose money under a hedge.

Funds’ investing in foreign exchange contracts are exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the Fund is unable to enter into a closing position. Forward currency contracts outstanding at period end, if any, are listed after the Fund’s portfolio. Outstanding contracts at period-end are indicative of the volume of activity during the period.

The Funds adopted provisions surrounding disclosures and derivative instruments and hedging activities which require qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments, and disclosures about currency-risk-related contingent features in derivative agreements.

FIRST EAGLE FUNDS

NOTES TO SCHEDULE OF INVESTMENTS (unaudited)

At January 31, 2012, the Funds had the following foreign forward currency contracts grouped into appropriate risk categories illustrated below:

First Eagle Global Fund

GAIN OR (LOSS) ON
DERIVATIVES RECOGNIZED
	ASSET	LIABILITY	IN INCOME
	DERIVATIVE	DERIVATIVE	REALIZED	CHANGE IN
RISK TYPE	FAIR VALUE	FAIR VALUE	LOSS	APPRECIATION
Foreign Currency	$67,444,570	$19,649,745	$(7,824,785)	$47,342,044

First Eagle Overseas Fund

GAIN OR (LOSS) ON
DERIVATIVES RECOGNIZED
	ASSET	LIABILITY	IN INCOME
	DERIVATIVE	DERIVATIVE	REALIZED	CHANGE IN
RISK TYPE	FAIR VALUE	FAIR VALUE	LOSS	APPRECIATION
Foreign Currency	$40,576,056	$11,042,982	$(5,120,228)	$30,280,828

Options — In order to produce incremental earnings or protect against declines in the value of portfolio securities, First Eagle Global Fund, First Eagle U.S. Value Fund and First Eagle Fund of America write covered call options on portfolio securities. The Funds may also use options for speculative purposes, although they generally do not employ options for this purpose.

Options contracts are valued daily based upon the last sale price on the principal exchange on which the option is traded and unrealized appreciation/depreciation is recorded. If there is no sale on such day, the mean between the last bid and asked prices is used. When an option is exercised, the proceeds on the sale of a written call option is adjusted by the amount of premium received or paid. When a written option expires, the Funds will realize a gain equal to the amount of the premium received. When the Funds enter into a closing purchase transaction, the Funds will realize a gain (or loss, if the cost of the closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security and the liability related to such option is eliminated.

The Funds will earmark assets to cover its obligations under option contracts. A call option is covered if the Funds holds, on a share-for-share basis, either the underlying shares or a call on the same security as the call written where the exercise price of the call held is equal to or less than the exercise price of the call written (or greater than the exercise price of the call written if the difference is maintained by the Funds in cash, Treasury bills or other high grade short-term obligations in a segregated account with its custodian). One reason for writing options is to attempt to realize, through the receipt of premiums, a greater return than would be realized on the securities alone. Another reason for writing options is to hedge against a moderate decline in the value of securities owned by the Funds in the case of a call option. If an increase occurs in the underlying security or stock index sufficient to result in the exercise of a call written by the Funds, it may be required to deliver securities or cash and may thereby forego some or all of the gain that otherwise may have been realized on the securities underlying the call option. This “opportunity cost” may be partially or wholly offset by the premium received for the covered call written by the Funds. The risk in writing a covered call option is that the Funds give up the opportunity for profit if the market price of the underlying security increases and the option is exercised. The Funds also have the additional risk of not being able to enter into a closing transaction if a liquid secondary market does not exist.

The Funds may also write over-the-counter options where the completion of the obligation is dependent upon the credit standing of the counterparty.

FIRST EAGLE FUNDS

NOTES TO SCHEDULE OF INVESTMENTS (unaudited)

For the period ended January 31, 2012, First Eagle Global Fund, First Eagle U.S. Value Fund and First Eagle Fund of America had the following options transactions.

First Eagle Global Fund

WRITTEN OPTIONS	NUMBER OF CONTRACTS	PREMIUMS RECEIVED
Options outstanding at October 31, 2011	17,550	$2,030,334
Options written	—	—
Options assigned	—	—
Options expired/closed	(2,500)	(495,609)
Options outstanding at January 31, 2012	15,050	$1,534,725

As of January 31, 2012, portfolio securities valued at $76,950,650 were segregated to cover collateral requirements for written options.

First Eagle U.S. Value Fund

WRITTEN OPTIONS	NUMBER OF CONTRACTS	PREMIUMS RECEIVED
Options outstanding at October 31, 2011	3,160	$341,309
Options written	—	—
Options assigned	—	—
Options expired/closed	(1,500)	(172,030)
Options outstanding at January 31, 2012	1,660	$169,279

As of January 31, 2012, portfolio securities valued at $8,487,580 were segregated to cover collateral requirements for written options.

First Eagle Fund of America

WRITTEN OPTIONS	NUMBER OF CONTRACTS	PREMIUMS RECEIVED
Options outstanding at October 31, 2011	92,105	$20,894,677
Options written	275,823	74,086,792
Options assigned	(15,430)	(3,289,702)
Options expired/closed	(206,871)	(48,564,136)
Options outstanding at January 31, 2012	145,627	$43,127,631

PURCHASED OPTIONS	NUMBER OF CONTRACTS	COST
Options outstanding at October 31, 2011	2,799	$1,113,812
Options purchased	2,000	621,890
Options closed	(4,799)	(1,735,702)
Options outstanding at January 31, 2012	—	$—

FIRST EAGLE FUNDS

NOTES TO SCHEDULE OF INVESTMENTS (unaudited)

As of January 31, 2012, portfolio securities valued at $622,038,420 were segregated to cover collateral requirements for written options.

Outstanding contracts at period-end are indicative of the volume of activity during the period.

At January 31, 2012, the Funds had the following options grouped into appropriate risk categories illustrated below:

First Eagle Global Fund

GAIN OR (LOSS) ON
DERIVATIVES RECOGNIZED
	LIABILITY	IN INCOME
	DERIVATIVE	REALIZED	CHANGE IN
RISK TYPE	FAIR VALUE	GAIN	APPRECIATION
Equity - Covered call option written	$948,150	$495,609	$924,991

First Eagle U.S. Value Fund

GAIN OR (LOSS) ON
DERIVATIVES RECOGNIZED
	LIABILITY	IN INCOME
	DERIVATIVE	REALIZED	CHANGE IN
RISK TYPE	FAIR VALUE	GAIN	APPRECIATION
Equity - Covered call option written	$104,580	$172,030	$52,140

First Eagle Fund of America

			GAIN OR (LOSS) ON
			DERIVATIVES RECOGNIZED
	ASSET	LIABILITY	IN INCOME
	DERIVATIVE	DERIVATIVE	REALIZED	CHANGE IN
RISK TYPE	FAIR VALUE	FAIR VALUE	LOSS	DEPRECIATION
Equity - Covered call option written	$—	$54,566,178	$(4,830,711)	$(1,825,600)
Equity - Call option purchased	—	—	(483,237)	(47,773)

Item 2. Controls and Procedures.

a)              The registrant’s Principal Executive Officer and Principal Financial Officer concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) were effective as of a date within 90 days prior to the filing date of this report (the “Evaluation Date”), based on their evaluation of the effectiveness of the registrant’s disclosure controls and procedures as of the Evaluation Date.

b)             There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a) Certifications of the Principal Executive Officer and Principal Financial Officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act (17 CFR 270.30a-2(a))are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

First Eagle Funds
By	/s/ John P. Arnhold
John P. Arnhold, President

Date: March 27, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ John P. Arnhold
John P. Arnhold, Principal Executive Officer		Date: March 27, 2012

/s/ Joseph T. Malone
Joseph T. Malone, Principal Financial Officer		Date: March 27, 2012